                                         ANNUAL REPORT
                                         AUGUST 31, 2002

PRUDENTIAL
CALIFORNIA MUNICIPAL FUND/
CALIFORNIA SERIES

FUND TYPE
Municipal bond

OBJECTIVE
Maximize current income that is exempt from California State and federal income taxes, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and
information about the Series' portfolio
holdings are for the period covered by this report and are subject to change thereafter.


Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.              PRUDENTIAL FINANCIAL (LOGO)

Prudential California Municipal Fund
California Series

Performance at a Glance

INVESTMENT GOALS AND STYLE
The investment objective of the Prudential
California Municipal Fund/California Series
(the Series) is to maximize current income that is exempt from California State and federal income taxes, consistent with the preservation of capital. However, certain shareholders may be subject to the federal alternative minimum tax (AMT) because some of the Series' bonds are subject to the AMT.
There can be no assurance that the Series will achieve its investment objective.

Portfolio Composition

Expressed as a percentage of
total investments as of 8/31/02
        51.4%   General Obligation Bonds
        41.4    Revenue Bonds
         3.0    Prerefunded
         1.4    Miscellaneous
         2.8    Cash Equivalents

Credit Quality

Expressed as a percentage of
total investments as of 8/31/02
         4.3%   AAA
        52.7    AAA Insured
         8.5    AA
        12.6    A
        14.3    BBB
         2.8    Cash Equivalents
         4.8    Not Rated* (Prudential ratings used):
                1.0     AAA
                1.5     BBB
                2.3     B

*Not rated bonds are believed to be of
comparable quality to rated investments.

Ten Largest Issuers

Expressed as a percentage of
total investments as of 8/31/02
    10.2%   Santa Margarita/Dana Point
            Authority
     7.5    Orange County Local
            Transportation Authority
     4.8    Long Beach Harbor Revenue
     4.0    Southern California Public
            Power Authority
     3.9    Chula Vista
     3.6    San Bernardino County
     3.3    South Orange County
            Public Finance Authority
     2.7    Metro Water District
            of Southern California
     2.3    Long Beach Redevelopment Agency
     2.2    California Infrastructure &
            Economic Development

Holdings are subject to change.

                                 www.prudential.com    (800) 225-1852

Annual Report    August 31, 2002

Cumulative Total Returns1                                 As of 8/31/02

                                 One Year    Five Years    Ten Years       Since Inception2
Class A                           4.92%        34.23%    85.07% (84.76)    132.09%  (131.71)
Class B                           4.67         32.31     78.83  (78.54)    258.11   (248.79)
Class C                           4.41         30.69          N/A           58.86    (58.60)
Class Z                           5.09         35.51          N/A           46.83    (46.71)
Lipper CA Muni Debt Funds Avg.3   4.23         30.16         82.59                ***
Lehman Bros. Muni Bond Index4     6.24         36.49         91.94               ****

Average Annual Total Returns1                              As of 9/30/02

          One Year    Five Years    Ten Years    Since Inception2
Class A     5.11%       5.71%     6.29% (6.27)    6.85% (6.84)
Class B     3.10        5.90      6.24  (6.22)    7.50  (7.34)
Class C     5.77        5.58          N/A         6.07  (6.04)
Class Z     8.64        6.58          N/A         7.09  (7.08)

Distributions and Yields                                   As of 8/31/02

           Total Distributions    30-Day        Taxable Equivalent Yields5 at Tax Rates of
           Paid for 12 Months    SEC Yield               35%             38.6%
Class A          $0.64            3.27%                 5.55%            5.87%
Class B          $0.61            3.13                  5.31             5.62
Class C          $0.58            2.85                  4.83             5.12
Class Z          $0.67            3.63                  6.16             6.52

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1 Source:
Prudential Investments LLC and Lipper Inc.
The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver for Class A shares, the returns would have been lower. The Series charges a maximum front-end sales charge of 3% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge
(CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six
years respectively. Approximately seven
years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. Without waiver of fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses. The cumulative and average annual total returns in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.
2 Inception dates: Class A, 1/22/90; Class
B, 9/19/84; Class C, 8/1/94; and Class Z,
9/18/96. 3 The Lipper Average is unmanaged, and is based on the average return for all funds in each share class for the one-year, five-year, ten-year, and since inception periods in the Lipper California Municipal
(Muni) Debt Funds category. Funds in the
Lipper Single-State Municipal Debt Funds
Average limit their assets to those
securities that are exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). 4 The Lehman
Brothers Municipal (Muni) Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed. 5 Taxable equivalent yields reflect federal and applicable state tax rates. Investors cannot invest directly in an index. The returns for the Lipper Average and the Lehman Brothers
Muni Bond Index would be lower if they
included the effect of sales charges,
operating expenses, or taxes. ***Lipper
Since Inception returns are 131.45% for
Class A, 303.69% for Class B, 62.33% for
Class C, and 39.99% for Class Z, based on all funds in each share class. ****Lehman
Brothers Municipal Bond Index returns are
146.36% for Class A, 355.35% for Class B,
71.42% for Class C, and 47.06% for Class Z.

PRUDENTIAL FINANCIAL (LOGO)     October 15, 2002

DEAR SHAREHOLDER,
The reporting period for the California
Series--the 12 months ended August 31, 2002-- was a time of significant developments in the U.S. economy and the financial markets.
The economy began to recover from its first recession in a decade, helped by 11 short-term interest-rate cuts by the Federal
Reserve (the Fed) in 2001. The economic
recovery slowed and accounting scandals
involving high-profile firms in the United
States roiled financial markets in 2002. As a result, the Fed left short-term rates near record lows.

In this environment characterized by
investor pessimism and distrust, demand
increased for high-quality debt securities, including investment-grade municipal bonds, but declined for riskier assets such as stocks. This flight-to-quality trend affected the Series' performance. For our fiscal year, the return on the Series' Class
A shares exceeded the average return of its peers, as represented by the Lipper
California Municipal Debt Funds Average.
However, the return on the Class A shares lagged its benchmark, the Lehman Brothers
Municipal Bond Index.

The Series' management team explains
conditions in the tax-exempt bond market and the Series' investments on the following pages. Thank you for your continued confidence in Prudential mutual funds. We look forward to serving your future investment needs.

Sincerely,


David R. Odenath, Jr., President
Prudential California Municipal Fund

Prudential California Municipal Fund      California Series

Annual Report    August 31, 2002

INVESTMENT ADVISER'S REPORT

FLIGHT-TO-QUALITY TREND AIDED MUNICIPAL BONDS
The investment environment for municipal bonds grew more favorable during our fiscal year that began September 1, 2001. Demand for municipal bonds grew as changing economic conditions in the United States led to a shift in the outlook for monetary policy and as investors fled the stock market.

Shortly after our reporting period began, terrorists attacked the United States on September 11, inflicting further damage on an already weakened economy. The Fed responded by cutting short-term rates in each of the first four months of our fiscal year. Those four reductions were in addition to seven more that occurred earlier in 2001.
Bond investors believed that lower borrowing costs and lower taxes would revitalize the economy, leading to rising inflation and higher interest rates. Therefore they required higher yields on municipal bonds in November and December 2001, which pushed bond prices lower.

The sell-off in municipal bonds continued in 2002 as the economy began to recover in the first three months of the year. Improving economic conditions lent credence to the view that the Fed might soon increase short-term rates to take back some of its rate cuts. However, the economic expansion slowed in the spring of 2002 and inflation remained tame, which led to the realization that the Fed was not going to tighten monetary policy. There was also speculation in the summer that the economy might sink into a so-called "double dip" recession that could prompt the Fed to resume cutting short-term rates. Consequently, market interest rates fell in the spring and summer of 2002, driving municipal bond prices higher.

Municipal bonds also rallied as news of
fraud at key U.S. firms and fear that the
United States and Iraq may go to war made
the bear market in stocks worse and sent
investors seeking refuge in U.S. Treasuries,
high-grade municipal bonds, and other
relatively conservative assets. State and
local governments took advantage of the low
rates by issuing a flood of
                                           3

Prudential California Municipal Fund      California Series

Annual Report    August 31, 2002

new long-term bonds, which by the close of 2002 are expected to exceed the record
$292.2 billion sold in 1993.

The fragile economy and bear market in
stocks caused declines in the tax
revenues collected by many state and local governments, including California. The
Golden State suffered more acutely since its tax structure placed particular emphasis on the various components of the personal income tax. The substantial falloff in the capital gains receipts component exacerbated this problem. Moreover, California spent roughly $6 billion of General Fund monies in an effort to stabilize skyrocketing rates for electricity in the state. It is expected that the roughly $11.95 billion financing of the Department of Water Resources this autumn will provide funds to reimburse the state, thereby aiding its financial position. We limited the Series' holdings of California State general obligation (GO) bonds in light of the financial challenges facing the state. They accounted for only 2% of the Series' total investments as of August 31, 2002.

SERIES AIDED BY HIGH-QUALITY BOND EXPOSURE
With growing concern about the
creditworthiness of bonds and frequent
changes in the direction of market interest rates, our investment strategy aimed to strike the right balance in the Series with regard to credit quality and interest-rate sensitivity. First, we strove for the appropriate mix of high-quality bonds versus low quality. Second, we attempted to balance the Series' exposure to bonds with good potential for price appreciation versus bonds that behave defensively during a sell-off in the fixed income market.

From the perspective of credit quality, the Series benefited from its exposure to bonds rated AAA (both insured and uninsured) that accounted for more than 50% of its total investments as of August 31, 2002. AAA-rated bonds rallied solidly during our fiscal year, based on Lehman Brothers indexes. We believe that their prices were aided by the flight-to-quality trend. By contrast, municipal bonds of below-investment-grade quality
(considered to be rated BB or lower)
comprised 2% of the Series' total
investments as of August 31, 2002, and did not perform as well because there was little demand for such bonds amid the sluggish economic conditions and geopolitical uncertainties.

                               www.prudential.com    (800) 225-1852

OUR COUPON BARBELL STRATEGY
In positioning the Series to perform well in the volatile interest-rate environment, we employed a barbell strategy that focused on two types of bonds. One side of our barbell emphasized AAA-rated, insured zero coupon bonds, which are so named because they provide no interest income and are sold at discounted prices to make up for their lack of periodic interest payments. Zero coupon bonds are the most interest-rate- sensitive of all bonds, which enables them to perform better than other types of debt securities when interest rates decline and bond prices move higher. The other side of our barbell emphasized intermediate-term bonds with higher coupon rates that provided the Series with considerable interest income. Prices of these bonds tend to hold up relatively well when the municipal bond market sells off because investors want the solid income that they provide.

We periodically adjusted our coupon barbell strategy. For example, when it seemed that the strong economic recovery would prompt the Fed to increase short-term rates, we sold some zero coupon bonds in early 2002 and reinvested the proceeds in additional intermediate-term higher-coupon bonds.
However, expectations for a rate hike faded because the economy cooled in the spring of 2002. While the Series benefited from its remaining heavy exposure to zero coupon bonds, it would have been even better served had we not sold some of them in early 2002.
Once it became clear that the Fed was not going to tighten monetary policy, zero coupon bonds rallied nicely in the spring and summer, enabling them to post one of the highest returns in the municipal market for the 12 months ended August 31, 2002, according to Lehman Brothers indexes.

This is not to say that the Series did not
benefit from its considerable exposure to
intermediate-term higher-coupon bonds. In
fact, municipal bonds in the 15-year sector
solidly outperformed longer-term bonds
during our reporting period, based on Lehman
Brothers indexes. Our decision to focus on
the 15-year range rather than longer-term
bonds was a key contributor to the Series'
positive performance during our reporting
period.
                                         5

Prudential California Municipal Fund      California Series

Annual Report    August 31, 2002

HOSPITAL BONDS PERFORMED WELL
Turning to municipal market sectors,
hospital bonds comprised 8.2% of the Series' total investments as of August 31, 2002.
Hospital bonds performed well during our reporting period because of increased patient volume, effective cost cutting measures, and better managed care reimbursement. However, we are expecting hospital earnings to come under pressure in the future due to rising costs for pharmaceuticals, medical devices, insurance, and labor. We tend to favor hospitals with positive characteristics such as those that are sole providers in their communities or those with less dependency on government reimbursements.

LOOKING AHEAD
Our investment strategy remains largely
unchanged. We will continue to limit the Series' exposure to California State GO bonds. In addition, we believe our coupon barbell strategy continues to offer a better balance between risk and reward than the alternative of investing solely in current coupon bonds, which are recently issued bonds that sell at a price equal to 100% of their face value. We expect our zero coupon bonds to continue to provide good potential for price appreciation if municipal bonds continue to rally and yields decline even further. We also expect our higher-coupon bonds to gain in value, reflecting the greater likelihood that they will be retired early and replaced by bonds with lower coupon rates. On the other hand, if municipal bond prices decline and yields move higher, we expect our higher-coupon bonds to behave defensively because their prices tend to hold up relatively well when the fixed income market sells off.

Prudential California Municipal Fund Management Team

       Prudential California Municipal Fund      California Series
             Portfolio of Investments as of August 31, 2002

                                   Moody's                               Principal
                                   Rating        Interest     Maturity   Amount           Value
Description (a)                    (Unaudited)   Rate         Date       (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  96.5%
Municipal Bonds
Abag Fin. Auth. Rev., Schs. of
 Sacred Heart, Ser. A              Baa3          6.45%         6/01/30   $    1,500       $  1,580,400
Baldwin Park Pub. Fin. Auth.
 Rev., Tax Alloc.                  BBB(c)        7.05          9/01/14        1,020(f)       1,150,203
Buena Park Cmnty. Redev. Agcy.,
 Central Bus. Dist. Proj.          BBB+(c)       7.10          9/01/14        2,500          2,555,050
California Cnty. Tob. Sec.
 Agcy., Asset Bkd. Stanislaus
 Fdg.,
 Ser. A                            A1            5.875         6/01/43        1,000            996,050
California Hlth. Facs. Fin.
 Auth. Rev., Kaiser Permanente,
 Ser. B                            A3            5.25         10/01/13        1,000          1,052,590
California Infrastructure &
 Econ. Dev. Bk. Rev., Kaiser
 Hosp. Assmt. I-LLC, Ser. A        A(c)          5.55          8/01/31        1,735          1,775,148
California St. G.O.                A1            5.75          5/01/30        1,000          1,075,900
California St. Cmntys. Dev.
 Auth., C.O.P.                     Aaa           5.30         12/01/15        2,800          3,022,404
California St. Hsg. Fin. Agcy.
 Rev., Sngl. Fam. Mtge., Ser. A    Aa2           Zero          2/01/15        8,420          2,885,955
California St. Public Wks. Brd.
 Lease Rev., Dept. of
 Corrections, Ser. A, A.M.B.A.C.   Aaa           5.50          1/01/15        2,000          2,127,240
California Statewide Cmntys.
 Dev. Auth. Rev., Sutter Hlth.,
 Ser. B                            A2            5.50          8/15/28        2,000          2,036,160
Central California Joint Pwrs.
 Hlth. Fin. Auth., C.O.P.          Baa1          6.00          2/01/30        1,000          1,031,130
Chula Vista Redev. Agcy.,
 Bayfront Tax Alloc.               BBB+(c)       7.625         9/01/24        4,500          5,163,525
Commerce California Cmnty. Dev.
 Comm., Rfdg. Merged Redev.
 Proj., Ser. A                     NR            5.65          8/01/18        1,175          1,188,231
Foothill/Eastern Trans. Corridor
 Agcy.,
 Toll Rd. Rev.                     Aaa           Zero          1/01/16        5,000          2,765,650
 Toll Rd. Rev.                     Aaa           Zero          1/01/18        2,950          1,448,951

    See Notes to Financial Statements                                      7

       Prudential California Municipal Fund      California Series
             Portfolio of Investments as of August 31, 2002 Cont'd.

                                   Moody's                               Principal
                                   Rating        Interest     Maturity   Amount           Value
Description (a)                    (Unaudited)   Rate         Date       (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
Grass Valley Redev. Agcy.,
 Redev. Proj.                      BBB(c)        6.40%        12/01/34   $    2,000       $  2,119,140
Kings Cnty. Wste. Mgmt. Auth.,
 Solid Wste. Rev., A.M.T.          BBB(c)        7.20         10/01/14        1,150          1,226,694
Long Beach Hbr. Rev., Ser. A,
 A.M.T., F.G.I.C.                  Aaa           6.00          5/15/16        5,500          6,529,765
Long Beach Redev. Agcy., Dist.
 No. 3, Spec. Tax Rev.             NR            6.375         9/01/23        3,000          3,118,590
Los Angeles Cnty., C.O.P.,
 Correctional Facs. Proj.,
 M.B.I.A., E.T.M.                  Aaa           Zero          9/01/10        3,770          2,873,984
Los Angeles Conv. & Exhib. Ctr.
 Auth., C.O.P., E.T.M.             Aaa           9.00         12/01/10        1,250(d)(e)    1,538,188
Metro. Wtr. Dist. of Southern
 California,
 Rev. Linked S.A.V.R.S. &
 R.I.B.S.                          Aa2           5.75          8/10/18        1,000          1,156,000
 Waterworks Rev., Ser. A           Aa2           5.75          7/01/21        4,000          4,606,067
Mojave Desert Solid Wste. Victor
 Vally Materials, Recov. Fac.,
 A.M.T.                            Baa1          7.875         6/01/20        1,175          1,251,610
Orange Cnty. Loc. Trans. Auth.,
 Linked S.A.V.R.S. & R.I.B.S.,
 A.M.B.A.C.                        Aaa           6.20          2/14/11        8,000          9,191,920
 Spec. Tax Rev., R.I.B.S.          Aa2           10.493(b)     2/14/11          750          1,050,270
Puerto Rico Comnwlth., Ser.
 642A, G.O., M.B.I.A.              NR            10.07         7/01/10        1,000          1,328,320
Redding Elec. Sys. Rev., C.O.P.,
 Linked S.A.V.R.S. & R.I.B.S.      Aaa           11.235        7/01/22        1,750          2,345,315
 R.I.B.S., M.B.I.A., E.T.M.        Aaa           6.368(b)      7/01/22           50             58,504
Sacramento City Fin. Auth. Rev.,
 City Hall & Redev. Projs., Ser.
 A, F.S.A.                         Aaa           5.375        12/01/19        1,000          1,085,710
San Bernardino Cnty. Med. Ctr.
 Fin. Proj., C.O.P., M.B.I.A.      Aaa           5.50          8/01/22        4,400          4,857,908

    8                                      See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Portfolio of Investments as of August 31, 2002 Cont'd.

                                   Moody's                               Principal
                                   Rating        Interest     Maturity   Amount           Value
Description (a)                    (Unaudited)   Rate         Date       (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
San Diego Redev., Agcy. Tax
 Alloc. North Bay Redev.           Baa1          5.875%        9/01/29   $    1,000       $  1,030,530
San Diego Uni. Sch. Dist.,
 Election of 1998, Ser. B          Aaa           6.00          7/01/19        1,000          1,186,170
 Election of 1998, Ser. D, G.O.,
 F.G.I.C.                          Aaa           5.25          7/01/25        1,000(f)       1,043,880
San Francisco City & Cnty.,
 Arpts. Comn. Int'l. Arpt. Rev.,
 A.M.T., F.G.I.C.                  Aaa           6.25          5/01/20        1,000          1,073,160
 Redev. Agcy., Lease Rev., Cap.
 Apprec.                           A1            Zero          7/01/09        2,000          1,589,380
San Mateo Uni. High Sch. Dist.,
 Election of 2000, Ser. B, G.O.,
 C.A.B.S., F.G.I.C.                Aaa           Zero          9/01/25        1,000            293,560
 Election of 2000, Ser. B, G.O.,
 C.A.B.S., F.G.I.C.                Aaa           Zero          9/01/26        1,000            276,380
Santa Margarita/Dana Point
 Auth.,
 Impvt. Dists. 3, Ser. B,
 M.B.I.A.                          Aaa           7.25          8/01/08        2,500          3,110,625
 Impvt. Dists. 3, Ser. B,
 M.B.I.A.                          Aaa           7.25          8/01/09        2,400          3,027,864
 Impvt. Dists. 3, Ser. B,
 M.B.I.A.                          Aaa           7.25          8/01/14        1,000          1,311,830
 Ser. B, M.B.I.A., Rev.            Aaa           7.25          8/01/12        3,000          3,864,420
 Ser. A, M.B.I.A., Rev.            Aaa           7.25          8/01/13        1,990          2,587,418
So. Orange Cnty. Pub. Fin.
 Auth., Spec. Tax Rev., M.B.I.A.   Aaa           7.00          9/01/11        3,500          4,460,785
So. Tahoe Joint Pwrs. Fin. Auth.
 Rev., Rfdg. So. Tahoe Redev.
 Proj., Ser. A                     BBB-(c)       6.00         10/01/28        2,000          2,027,820
Southern California Pub. Pwr.
 Auth.,
 Proj. Rev.                        A2            6.75          7/01/10        2,265          2,760,356
 Proj. Rev.                        A2            6.75          7/01/11        1,195          1,473,590
 Proj. Rev.                        A2            6.75          7/01/13        1,000          1,237,840
 Proj. Rev., A.M.B.A.C., E.T.M.    Aaa           Zero          7/01/16        7,925          4,287,266
 Proj. Rev., Ser. A, F.G.I.C.,
 E.T.M.                            Aaa           Zero          7/01/12        7,080          4,879,678

    See Notes to Financial Statements                                      9

       Prudential California Municipal Fund      California Series
             Portfolio of Investments as of August 31, 2002 Cont'd.

                                   Moody's                               Principal
                                   Rating        Interest     Maturity   Amount           Value
Description (a)                    (Unaudited)   Rate         Date       (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
Stockton Cmnty. Facs. Dist. No.
 90-2, Brookside Estates           NR            6.20%         8/01/15   $      700       $    737,107
Sulphur Springs Union Sch.
 Dist., Ser. A, M.B.I.A.           Aaa           Zero          9/01/09        2,000          1,594,720
Tobacco Settlement Fin. Corp.
 Virgin Islands, Tob. Settlement
 Asset-Bkd.                        A3            5.00          5/15/31        1,000            946,070
Torrance California Hosp. Rev.,
 Torrance Mem. Med. Ctr. A         A1            6.00          6/01/22        2,000          2,146,320
Vacaville Cmnty. Redev. Agcy.,
 Cmnty. Hsg. Fin. Multi-fam.       A-(c)         7.375        11/01/14        1,110(e)       1,271,050
Victor Elementary Sch. Dist.,
 Ser. A, G.O., F.G.I.C.            Aaa           5.375         8/01/19        1,290          1,397,728
Victor Valley Union High Sch.
 Dist., G.O., M.B.I.A., E.T.M.     Aaa           Zero          9/01/09        2,075          1,669,420
Walnut Valley Uni. Sch. Dist.,
 M.B.I.A., E.T.M.                  Aaa           6.00          8/01/15        1,870          2,244,411
                                                                                          ------------
Total long-term investments
 (cost $114,228,464)                                                                       129,721,950
                                                                                          ------------
SHORT-TERM INVESTMENTS  3.4%
California St.,
 Mun. Secs. Tr. Rcpts., SGA 119,
 G.O., F.G.I.C., F.R.D.D.          A-1+(c)       1.75          9/03/02(g)      1,400         1,400,000
 Mun. Secs. Tr. Rcpts., SGA 119,
 G.O., F.G.I.C., F.R.D.D.          A-1+(c)       3.00          9/03/02(g)        200           200,000
 Mun. Secs. Tr. Rcpts., SGA 135,
 G.O., A.M.B.A.C., T.C.R.S.,
 F.R.D.D.                          A-1+(c)       1.75          9/03/02(g)      1,070         1,070,000
Mun. Secs. Tr. Cert.,
 Ser. 2001-135, Class A            A-1(c)        1.75          9/03/02          645            645,000

    10                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Portfolio of Investments as of August 31, 2002 Cont'd.

                                   Moody's                               Principal
                                   Rating        Interest     Maturity   Amount           Value
Description (a)                    (Unaudited)   Rate         Date       (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
Roaring Fork Mun. Prods. LLC
 A.M.T., Class A                   A-1+(c)       1.36%         9/05/02   $    1,300       $  1,300,000
                                                                                          ------------
Total short-term investments
 (cost $4,615,000)                                                                           4,615,000
                                                                                          ------------
Total Investments  99.9%
 (cost $118,843,464)                                                                       134,336,950
Other assets in excess of
 liabilities  0.1%                                                                             109,509
                                                                                          ------------
Net Assets  100%                                                                          $134,446,459
                                                                                          ------------
                                                                                          ------------

------------------------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    C.A.B.S.--Capital Appreciation Bonds.
    C.O.P.--Certificates of Participation.
    E.T.M.--Escrowed to Maturity.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note.
    F.S.A.--Financial Security Assurance.
    G.O.--General Obligation.
    LLC--Limited Liability Company.
    M.B.I.A.--Municipal Bond Insurance Corporation.
    R.I.B.S. -- Residual Interest Bearing Securities.
    S.A.V.R.S.-- Select Auction Variable Rate Securities.
    T.C.R.S.-- Transferable Custodial Receipts.
(b) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at year end.
(c) Standard & Poor's Rating.
(d) Partial principal amount pledged as collateral for financial futures contracts.
(e) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(f) Represents a when-issued security.
(g) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.

    See Notes to Financial Statements                                     11

       Prudential California Municipal Fund      California Series
             Statement of Assets and Liabilities

                                                                   August 31, 2002
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $118,843,464)                           $ 134,336,950
Cash                                                                       73,413
Interest receivable                                                     1,373,258
Receivable for Series shares sold                                         181,604
Other assets                                                                2,041
                                                                   ---------------
      Total assets                                                    135,967,266
                                                                   ---------------
LIABILITIES
Payable for investments purchased                                       1,034,640
Payable for Series shares reacquired                                      193,268
Dividends payable                                                          95,313
Accrued expenses                                                           82,203
Management fee payable                                                     57,005
Distribution fee payable                                                   34,001
Deferred trustees' fees                                                    15,002
Due to broker-variation margin                                              9,375
                                                                   ---------------
      Total liabilities                                                 1,520,807
                                                                   ---------------
NET ASSETS                                                          $ 134,446,459
                                                                   ---------------
                                                                   ---------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $     109,315
   Paid-in capital in excess of par                                   118,895,740
                                                                   ---------------
                                                                      119,005,055
   Accumulated net realized gain on investments                             9,815
   Net unrealized appreciation on investments                          15,431,589
                                                                   ---------------
Net assets, August 31, 2002                                         $ 134,446,459
                                                                   ---------------
                                                                   ---------------

    12                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Statement of Assets and Liabilities Cont'd.

                                                                   August 31, 2002
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($102,729,340
      / 8,352,254 shares of beneficial interest issued and
      outstanding)                                                         $12.30
   Maximum sales charge (3% of offering price)                                .38
                                                                   ---------------
   Maximum offering price to public                                        $12.68
                                                                   ---------------
                                                                   ---------------
Class B:
   Net asset value, offering price and redemption price per
      share
      ($25,786,882 / 2,097,075 shares of beneficial interest
      issued and outstanding)                                              $12.30
                                                                   ---------------
                                                                   ---------------
Class C:
   Net asset value and redemption price per share
      ($2,097,850 / 170,601 shares of beneficial interest issued
      and outstanding)                                                     $12.30
   Sales charge (1% of offering price)                                        .12
                                                                   ---------------
   Offering price to public                                                $12.42
                                                                   ---------------
                                                                   ---------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($3,832,387 / 311,544 shares of beneficial interest
      issued and outstanding)                                              $12.30
                                                                   ---------------
                                                                   ---------------

    See Notes to Financial Statements                                     13

       Prudential California Municipal Fund      California Series
             Statement of Operations

                                                                        Year
                                                                        Ended
                                                                   August 31, 2002
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                          $ 7,122,477
                                                                   ---------------
Expenses
   Management fee                                                        665,475
   Distribution fee--Class A                                             256,071
   Distribution fee--Class B                                             130,552
   Distribution fee--Class C                                              13,332
   Custodian's fees and expenses                                          80,000
   Reports to shareholders                                                80,000
   Transfer agent's fees and expenses                                     48,000
   Registration fees                                                      40,000
   Legal fees and expenses                                                17,000
   Audit fee                                                              15,000
   Trustees' fees                                                         12,000
   Miscellaneous                                                             840
                                                                   ---------------
      Total expenses                                                   1,358,270
                                                                   ---------------
Net investment income                                                  5,764,207
                                                                   ---------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on:
   Investment transactions                                               545,212
   Financial futures transactions                                       (235,174)
   Interest rate swaps                                                    16,497
                                                                   ---------------
                                                                         326,535
                                                                   ---------------
Net change in unrealized appreciation (depreciation) on:
   Investment transactions                                               316,699
   Financial futures transactions                                        (69,085)
   Interest rate swaps                                                   (11,820)
                                                                   ---------------
                                                                         235,794
                                                                   ---------------
Net gain on investments                                                  562,329
                                                                   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 6,326,536
                                                                   ---------------
                                                                   ---------------

    14                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Statement of Changes in Net Assets

                                                       Year Ended August 31,
                                                    ----------------------------
                                                        2002            2001
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                            $  5,764,207    $  6,019,976
   Net realized gain on investment transactions          326,535       2,640,115
   Net change in unrealized appreciation
      (depreciation) on investments                      235,794       3,717,865
                                                    ------------    ------------
   Net increase in net assets resulting from
      operations                                       6,326,536      12,377,956
                                                    ------------    ------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                         (4,484,282)     (4,625,742)
      Class B                                         (1,078,599)     (1,259,841)
      Class C                                            (69,241)        (50,782)
      Class Z                                           (129,025)        (83,611)
                                                    ------------    ------------
                                                      (5,761,147)     (6,019,976)
                                                    ------------    ------------
   Distributions from realized gains
      Class A                                           (937,191)             --
      Class B                                           (235,882)             --
      Class C                                            (16,711)             --
      Class Z                                            (20,198)             --
                                                    ------------    ------------
                                                      (1,209,982)             --
                                                    ------------    ------------
Series share transactions (net of share
   conversions)
   (Note 6)
   Net proceeds from shares sold                      15,441,290      14,920,057
   Net asset value of shares issued in
      reinvestment of dividends and distributions      4,068,922       3,359,417
   Cost of shares reacquired                         (19,158,810)    (19,787,375)
                                                    ------------    ------------
   Net increase (decrease) in net assets from
      Series share transactions                          351,402      (1,507,901)
                                                    ------------    ------------
Total increase (decrease)                               (293,191)      4,850,079
NET ASSETS
Beginning of year                                    134,739,650     129,889,571
                                                    ------------    ------------
End of year                                         $134,446,459    $134,739,650
                                                    ------------    ------------
                                                    ------------    ------------

    See Notes to Financial Statements                                     15

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements

      Prudential California Municipal Fund (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of three series. These financial statements relate only to California Series (the 'Series'). The financial statements of the other series are not presented herein. The assets of each series are invested in separate, independently managed portfolios. The Series commenced investment operations on September 19, 1984. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and California state income taxes with the minimum of risk by investing in 'investment grade' tax-exempt securities whose ratings are within the four highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    The Series values municipal securities
(including commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees.

      Securities, including options, futures contracts and options thereon, for which the primary market is on a national securities exchange, commodities exchange or board of trade are valued at the last sale price on such exchange or board of trade, on the date of valuation or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such day or at the bid price in the absence of an asked price.

      Securities, including options, that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the average of the most recently quoted bid and asked prices provided by a principal market maker or dealer.

      Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements Cont'd.

amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

      The Series held illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). The restricted security held by the Series at August 31, 2002 include registration rights under which the Series may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain
(loss) on financial futures contracts.

      The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Inverse Floaters:    The Series invests in variable rate securities
commonly called 'inverse floaters'. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater's price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a 'leverage factor' whereby the interest rate moves inversely by a 'factor' to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

      Options:    The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or
                                                                          17

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements Cont'd.

intends to purchase. The Series' principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain (loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on written option transactions.
      The Series, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

      Interest Rate Swaps:    The Series may enter into interest rate swap
agreements. In a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps were conceived as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

      During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by 'marking-to-market' to reflect the market value of the swap. When the swap is terminated, the Series will record a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the Series' basis in the contract, if any.

      The Series is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Series does not anticipate non-performance by any counterparty.

      Written options, future contracts and swap contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements Cont'd.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and accretes market and original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      As required, effective September 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. Prior to September 1, 2001, the Series did not accrete market discount on debt securities. Upon initial adoption, the Series was required to adjust the cost of its fixed-income securities by the cumulative amounts that would have been recognized had the accretion been in effect from the purchase date of each holding. Adopting this accounting principle does not affect the Series' net asset value, but changes the classification of certain amounts between interest income and realized and unrealized gain (loss) in the Statement of Operations. The cumulative adjustment upon adoption through August 31, 2001 resulted in an increase in undistributed net investment income of $75,888 and a decrease to net unrealized appreciation on investments of $75,888.

      The current adjustments for the year ended August 31, 2002 resulted in an increase to net investment income of $8,530, a decrease of realized capital gains of $4,107 and a decrease of unrealized appreciation of $4,423.

      Net investment income (loss) (other than distribution fees) and realized and unrealized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    It is the Series' policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Series declares daily dividends from
the net investment income and net realized short-term capital gains or loss. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Custody Fee Credits:    The Series has an arrangement with its custodian
bank, whereby uninvested assets earn credits which reduce the fees charged by the
                                                                          19

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements Cont'd.

custodian. The Series could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'), formerly known as Prudential Investments Fund Management LLC. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PI is accrued daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Series has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series' Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Series.

      Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the year ended August 31, 2002, such expenses under the Plans were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively.

      PIMS has advised the Series that it has received approximately $65,400 and $7,700 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the year ended August 31, 2002. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Series that for the year ended August 31, 2002, it received approximately $51,300 and $2,900 in contingent deferred sales charges imposed upon redemptions by Class B and Class C shareholders, respectively.

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements Cont'd.

      PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Series, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the year ended August 31, 2002 the amounts of the commitment were as follows: $500 million from September 1, 2001 through September 13, 2001, $930 million from September 14, 2001 through December 31, 2001 and $500 million from January 1, 2002 through May 2, 2003. On May 3, 2002, the Funds renewed and amended the SCA, which effectively increased the banks' commitment to $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is May 2, 2003. The Series did not borrow any amounts pursuant to the SCA during the year ended August 31, 2002.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the year ended August 31, 2002, the Series incurred fees of approximately $36,600 for the services of PMFS. As of August 31, 2002, approximately $3,100 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      Effective November 1, 2001, the Series pays networking fees to Prudential Securities, Inc. ('PSI'), an affiliate and an indirect, wholly-owned subsidiary of Prudential. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. The total amount of PSI networking fees incurred by the Series during the year was approximately $3,040 and is included in transfer agent's fees and expenses in the Statement of Operations. As of August 31, 2002, approximately $330 of such fees were due to PSI.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities, other than short-term investments, for the year ended August 31, 2002 were $38,817,441 and $42,713,273, respectively.
                                                                          21

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements Cont'd.

      During the year ended August 31, 2002, the Series entered into financial futures contracts. Details of open contracts at August 31, 2002 are as follows:

                                                       Value at        Value at         Unrealized
Number of                              Expiration     August 31,        Trade          Appreciation/
Contracts             Type                Date           2002            Date         (Depreciation)
---------     ---------------------    -----------    ----------     ------------     ---------------
              Long: Municipal Bond
    25                Index            Dec. 2002      $2,675,781      $2,663,361         $  12,420
              Short: U.S> Treasury
    55            Bonds Futures        Dec. 2002       6,032,813       5,958,496           (74,317)
                                                                                      ---------------
                                                                                         $ (61,897)
                                                                                      ---------------
                                                                                      ---------------

Note 5. Distribution and Tax Information
Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income (loss) and accumulated net realized gains (losses) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in-capital in excess of par, undistributed net investment income (loss) and accumulated net realized gains (loss) on investments.

      For the year ended August 31, 2002, the adjustments were to decrease undistributed net investment income by $78,948, increase accumulated net realized gain by $86,352 and decrease paid-in-capital by $7,404 due to the difference in the treatment of accreting market discount between financial and tax reporting. Net investment income, net realized losses and net assets were not affected by this change.

      For the year ended August 31, 2002, the tax character of total dividends paid, as reflected in the Statement of Changes in Net Assets, are as follows.

       Tax-Exempt                                Long-Term              Total
         Income          Ordinary Income       Capital Gains        Distributions
   ------------------   ------------------   ------------------   ------------------     ---
       $5,767,458             $5,410             $1,198,261           $6,971,129

      As of August 31, 2002, the accumulated undistributed earnings on a tax basis was $41,995 (includes a timing difference of $95,313) tax-exempt income.

      The United States federal income tax basis of the Series' investments and the net unrealized appreciation as of August 31, 2002 were as follows:

                                                                      Total Net
                                                                      Unrealized
       Tax Basis           Appreciation         Depreciation         Appreciation
   ------------------   ------------------   ------------------   ------------------
      $118,763,153         $15,729,443            $155,646           $15,573,797

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements Cont'd.

      The difference between book basis and tax basis is primarily attributable to the difference in the treatment of market discount for book and tax purposes. Additionally, the Series elects a deferral for federal purposes of post-October capital losses of approximately $132,400. These deferred losses are deemed as having occurred in the following year.

Note 6. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Series has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.

      Transactions in shares of beneficial interest were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Year ended August 31, 2002:
Shares sold                                                      522,050    $  6,305,228
Shares issued in reinvestment of dividends and distributions     266,254       3,201,504
Shares reacquired                                             (1,114,068)    (13,456,471)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (325,764)     (3,949,739)
Shares issued upon conversion from Class B                       315,185       3,796,443
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    (10,579)   $   (153,296)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2001:
Shares sold                                                      485,433    $  5,826,618
Shares issued in reinvestment of dividends and distributions     217,035       2,598,310
Shares reacquired                                             (1,154,498)    (13,837,772)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (452,030)     (5,412,844)
Shares issued upon conversion from Class B                       769,463       9,164,028
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    317,433    $  3,751,184
                                                              ----------    ------------
                                                              ----------    ------------

                                                                          23

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements Cont'd.

Class B                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Year ended August 31, 2002:
Shares sold                                                      448,015    $  5,419,106
Shares issued in reinvestment of dividends and distributions      59,390         713,860
Shares reacquired                                               (325,110)     (3,932,659)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     182,295       2,200,307
Shares reacquired upon conversion into Class A                  (315,231)     (3,796,443)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (132,936)   $ (1,596,136)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2001:
Shares sold                                                      563,126    $  6,724,220
Shares issued in reinvestment of dividends and distributions      55,493         663,537
Shares reacquired                                               (370,612)     (4,437,364)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     248,007       2,950,393
Shares reacquired upon conversion into Class A                  (769,571)     (9,164,028)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (521,564)   $ (6,213,635)
                                                              ----------    ------------
                                                              ----------    ------------
Class C
------------------------------------------------------------
Year ended August 31, 2002:
Shares sold                                                       73,831    $    899,706
Shares issued in reinvestment of dividends and distributions       5,692          68,379
Shares reacquired                                                (31,865)       (381,422)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     47,658    $    586,663
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2001:
Shares sold                                                       52,201    $    620,095
Shares issued in reinvestment of dividends and distributions       3,823          45,785
Shares reacquired                                                (27,502)       (325,719)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     28,522    $    340,161
                                                              ----------    ------------
                                                              ----------    ------------
Class Z
------------------------------------------------------------
Year ended August 31, 2002:
Shares sold                                                      233,181    $  2,817,250
Shares issued in reinvestment of dividends and distributions       7,079          85,179
Shares reacquired                                               (114,497)     (1,388,258)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    125,763    $  1,514,171
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2001:
Shares sold                                                      145,110    $  1,749,124
Shares issued in reinvestment of dividends and distributions       4,327          51,785
Shares reacquired                                                (99,268)     (1,186,520)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     50,169    $    614,389
                                                              ----------    ------------
                                                              ----------    ------------

                                                        ANNUAL REPORT
                                                        AUGUST 31, 2002
            PRUDENTIAL
            CALIFORNIA MUNICIPAL FUND/
            CALIFORNIA SERIES
-------------------------------------------------------------------------------


                                                        FINANCIAL HIGHLIGHTS

       Prudential California Municipal Fund      California Series
             Financial Highlights

                                                                      Class A
                                                                 ------------------
                                                                     Year Ended
                                                                 August 31, 2002(c)
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                    $  12.36
                                                                    ----------
Income from investment operations
Net investment income                                                      .53
Net realized and unrealized gain (loss) on investment
transactions                                                               .05
                                                                    ----------
   Total from investment operations                                        .58
                                                                    ----------
Less distributions
Dividends from net investment income                                      (.53)
Distributions in excess of net investment income                            --
Distributions from net realized gains                                     (.11)
                                                                    ----------
   Total distributions                                                    (.64)
                                                                    ----------
Net asset value, end of year                                          $  12.30
                                                                    ----------
                                                                    ----------
TOTAL RETURN(b):                                                          4.92%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $102,729
Average net assets (000)                                              $102,429
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees               .97%
   Expenses, excluding distribution and service (12b-1) fees               .72%
   Net investment income                                                  4.38%
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                  30%

------------------------------
(a) Less than $.005 per share.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(c) Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gain (loss) per share by less than $.005 and increase the ratio of net investment income from 4.37% to 4.38%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.

    26                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Financial Highlights Cont'd.

                                       Class A
-------------------------------------------------------------------------------------
                                Year Ended August 31,
-------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998
-------------------------------------------------------------------------------------
    $  11.78             $  11.45             $  12.22             $  11.80
----------------         --------             --------             --------
         .56                  .58                  .59                  .62
         .58                  .33                 (.77)                 .43
----------------         --------             --------             --------
        1.14                  .91                 (.18)                1.05
----------------         --------             --------             --------
        (.56)                (.58)                (.59)                (.62)
          --                   --(a)                --                 (.01)
          --                   --                   --                   --
----------------         --------             --------             --------
        (.56)                (.58)                (.59)                (.63)
----------------         --------             --------             --------
    $  12.36             $  11.78             $  11.45             $  12.22
----------------         --------             --------             --------
----------------         --------             --------             --------
        9.91%                8.35%               (1.56)%               9.13%
    $103,368             $ 94,776             $ 92,868             $ 91,356
    $ 99,324             $ 93,560             $ 94,868             $ 85,624
         .98%                 .93%                 .89%                 .78%
         .73%                 .68%                 .69%                 .68%
        4.66%                5.13%                4.94%                5.18%
          48%                  25%                  13%                  11%

    See Notes to Financial Statements                                     27

       Prudential California Municipal Fund      California Series
             Financial Highlights Cont'd.

                                                                      Class B
                                                                 ------------------
                                                                     Year Ended
                                                                 August 31, 2002(c)
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                    $  12.36
                                                                      --------
Income from investment operations
Net investment income                                                      .50
Net realized and unrealized gain (loss) on investment
transactions                                                               .05
                                                                      --------
   Total from investment operations                                        .55
                                                                      --------
Less distributions
Dividends from net investment income                                      (.50)
Distributions in excess of net investment income                            --
Distributions from net realized gains                                     (.11)
                                                                      --------
   Total distributions                                                    (.61)
                                                                      --------
Net asset value, end of year                                          $  12.30
                                                                      --------
                                                                      --------
TOTAL RETURN(b):                                                          4.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $ 25,787
Average net assets (000)                                              $ 26,110
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.22%
   Expenses, excluding distribution and service (12b-1) fees               .72%
   Net investment income                                                  4.13%

------------------------------
(a) Less than $.005 per share.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(c) Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gain (loss) per share by less than $.005 and no effect on the ratio of net investment income. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.

    28                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Financial Highlights Cont'd.

                                       Class B
-------------------------------------------------------------------------------------
                                Year Ended August 31,
-------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998
-------------------------------------------------------------------------------------
    $  11.78             $  11.44             $  12.22             $  11.80
    --------             --------             --------             --------
         .53                  .56                  .56                  .58
         .58                  .34                 (.78)                 .43
    --------             --------             --------             --------
        1.11                  .90                 (.22)                1.01
    --------             --------             --------             --------
        (.53)                (.56)                (.56)                (.58)
          --                   --(a)                --                 (.01)
          --                   --                   --                   --
    --------             --------             --------             --------
        (.53)                (.56)                (.56)                (.59)
    --------             --------             --------             --------
    $  12.36             $  11.78             $  11.44             $  12.22
    --------             --------             --------             --------
    --------             --------             --------             --------
        9.63%                8.18%               (1.94)%               8.70%
    $ 27,554             $ 32,403             $ 48,196             $ 62,043
    $ 28,540             $ 38,348             $ 56,041             $ 66,086
        1.23%                1.18%                1.19%                1.18%
         .73%                 .68%                 .69%                 .68%
        4.41%                4.89%                4.62%                4.78%

    See Notes to Financial Statements                                     29

       Prudential California Municipal Fund      California Series
             Financial Highlights Cont'd.

                                                                      Class C
                                                                 ------------------
                                                                     Year Ended
                                                                 August 31, 2002(c)
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                     $12.36
                                                                      -------
Income from investment operations
Net investment income                                                     .47
Net realized and unrealized gain (loss) on investment
transactions                                                              .05
                                                                      -------
   Total from investment operations                                       .52
                                                                      -------
Less distributions
Dividends from net investment income                                     (.47)
Distributions in excess of net investment income                           --
Distributions from net realized gains                                    (.11)
                                                                      -------
      Total distributions                                                (.58)
                                                                      -------
Net asset value, end of year                                           $12.30
                                                                      -------
                                                                      -------
TOTAL RETURN(b):                                                         4.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                          $2,098
Average net assets (000)                                               $1,778
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees             1.47%
   Expenses, excluding distribution and service (12b-1) fees              .72%
   Net investment income                                                 3.89%

------------------------------
(a) Less than $.005 per share.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(c) Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gain (loss) per share by less than $.005 and no effect on the ratio of net investment income. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.

    30                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Financial Highlights Cont'd.

                                       Class C
-------------------------------------------------------------------------------------
                                Year Ended August 31,
-------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998
-------------------------------------------------------------------------------------
     $11.78               $11.44               $12.22               $11.80
    -------              -------              -------              -------
        .50                  .53                  .53                  .55
        .58                  .34                 (.78)                 .43
    -------              -------              -------              -------
       1.08                  .87                 (.25)                 .98
    -------              -------              -------              -------
       (.50)                (.53)                (.53)                (.55)
         --                   --(a)                --                 (.01)
         --                   --                   --                   --
    -------              -------              -------              -------
       (.50)                (.53)                (.53)                (.56)
    -------              -------              -------              -------
     $12.36               $11.78               $11.44               $12.22
    -------              -------              -------              -------
    -------              -------              -------              -------
       9.36%                7.91%               (2.18)%               8.43%
     $1,519               $1,112               $1,447               $1,257
     $1,226               $1,290               $1,373               $  689
       1.48%                1.43%                1.44%                1.43%
        .73%                 .68%                 .69%                 .68%
       4.14%                4.64%                4.40%                4.53%

    See Notes to Financial Statements                                     31

       Prudential California Municipal Fund      California Series
             Financial Highlights Cont'd.

                                                                      Class Z
                                                                 ------------------
                                                                     Year Ended
                                                                 August 31, 2002(c)
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                     $12.37
                                                                      -------
Income from investment operations
Net investment income                                                     .56
Net realized and unrealized gain (loss) on investment
transactions                                                              .04
                                                                      -------
   Total from investment operations                                       .60
                                                                      -------
Less distributions
Dividends from net investment income                                     (.56)
Distributions in excess of net investment income                           --
Distributions from net realized gains                                    (.11)
                                                                      -------
   Total distributions                                                   (.67)
                                                                      -------
Net asset value, end of year                                           $12.30
                                                                      -------
                                                                      -------
TOTAL RETURN(b):                                                         5.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                          $3,832
Average net assets (000)                                               $2,778
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              .72%
   Expenses, excluding distribution and service (12b-1) fees              .72%
   Net investment income                                                 4.64%

------------------------------
(a) Less than $.005 per share.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(c) Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by $.005 and no effect on the ratio of net investment income. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.

    32                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Financial Highlights Cont'd.

                                               Class Z
   -----------------------------------------------------------------------------------------------
                                        Year Ended August 31,
   -----------------------------------------------------------------------------------------------
         2001                 2000                 1999                      1998
   -----------------------------------------------------------------------------------------------
        $11.79               $11.45               $12.23                    $11.81
       -------              -------              -------                   -------
           .59                  .61                  .62                       .63
           .58                  .34                 (.78)                      .43
       -------              -------              -------                   -------
          1.17                  .95                 (.16)                     1.06
       -------              -------              -------                   -------
          (.59)                (.61)                (.62)                     (.63)
            --                   --(a)                --                      (.01)
            --                   --                   --                        --
       -------              -------              -------                   -------
          (.59)                (.61)                (.62)                     (.64)
       -------              -------              -------                   -------
        $12.37               $11.79               $11.45                    $12.23
       -------              -------              -------                   -------
       -------              -------              -------                   -------
         10.17%                8.71%               (1.44)%                    9.24%
        $2.298               $1,599               $  928                    $1,037
        $1,708               $1,231               $1,427                    $  847
           .73%                 .68%                 .69%                      .68%
           .73%                 .68%                 .69%                      .68%
          4.90%                5.37%                5.15%                     5.28%

    See Notes to Financial Statements                                     33

       Prudential California Municipal Fund     California Series
             Report of Independent Accountants

To the Shareholders and Trustees of
Prudential California Municipal Fund, California Series

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential California Municipal Fund, California Series (one of the portfolios constituting Prudential California Municipal Fund, hereafter referred to as the 'Fund') at August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
October 15, 2002

       Prudential California Municipal Fund     California Series
             Federal Income Tax Information (Unaudited)

      We are required by the Internal Revenue Code to advise you within 60 days of the Series' fiscal year end (August 31, 2002) as to the federal tax status of dividends and distributions paid by the Series during such fiscal year. Accordingly, we are advising you that in the fiscal year ended August 31, 2002, dividends paid from net investment income of $.53 per Class A share, $.50 per Class B share, $.47 per Class C share and $.56 per Class Z share were all federally tax-exempt interest dividends. In addition, the Series paid to Class A, B, C and Z shares a short-term capital gain distribution of $.0005 (which is taxable as ordinary income) and a long-term capital gain distribution of $.1097 which is taxable as such.

      We wish to advise you that the corporate dividends received deduction for the Series is zero. Only funds that invest in U.S. equity securities are entitled to pass-through a corporate dividends received deduction.
                                                                          35

   Prudential California Municipal Fund      California Series
                                             www.prudential.com  (800) 225-1852
             Management of the Fund (Unaudited)

      Information pertaining to the Trustees of the Fund is set forth below. Trustees who are not deemed to be 'interested persons' of the Fund, as defined in the Investment Company Act of 1940, as amended (the Investment Company Act or the 1940 Act) are referred to as 'Independent Trustees.' Trustees who are deemed to be 'interested persons' of the Fund are referred to as 'Interested Trustees.' 'Fund Complex' consists of the Fund and any other investment companies managed by Prudential Investments LLC
      (PI).

       Independent Trustees

                                                                                 Term of Office
                                                                                   and Length
                                                            Position                of Time
                       Name, Address** and Age              With Fund              Served***
                       -------------------------------------------------------------------------
                       Eugene C. Dorsey (75)                Trustee                Since 1987

                       Delayne Dedrick Gold (64)            Trustee                Since 1984

                       Thomas T. Mooney (60)                Trustee                Since 1986

                       Stephen P. Munn (60)                 Trustee                Since 1999
                                                                                                     Number of
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       ------------------------------------------------------------------------------------------
                       Eugene C. Dorsey (75)            Retired President, Chief Executive              78
                                                        Officer and Trustee of the Gannett
                                                        Foundation (now Freedom Forum) (since
                                                        December 1989); formerly Publisher of
                                                        four Gannett newspapers and Vice
                                                        President of Gannett Co., Inc.;
                                                        Chairman of Independent Sector,
                                                        Washington, D.C. (largest national
                                                        coalition of philanthropic
                                                        organizations); Chairman of the
                                                        American Council for the Arts;
                                                        Director of the Advisory Board of
                                                        Chase Manhattan Bank of Rochester.
                       Delayne Dedrick Gold (64)        Marketing Consultant.                           89

                       Thomas T. Mooney (60)            President of the Greater Rochester              95
                                                        Metro Chamber of Commerce; formerly
                                                        Rochester City Manager; formerly
                                                        Deputy Monroe County Executive;
                                                        Trustee of Center for Governmental
                                                        Research, Inc.; Director of Blue
                                                        Cross of Rochester, Monroe County
                                                        Water Authority and Executive Service
                                                        Corps of Rochester.

                       Stephen P. Munn (60)             Formerly Chief Executive Officer                73
                                                        (1988-2001) and President of Carlisle
                                                        Companies Incorporated.


                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       --------------------------------------------------------------
                       Eugene C. Dorsey (75)            Director (since 1996) of
                                                        First Financial Fund, Inc.
                                                        and Director (since 1996) of
                                                        The High Yield Plus Fund,
                                                        Inc.

                       Delayne Dedrick Gold (64)

                       Thomas T. Mooney (60)            Director, President and
                                                        Treasurer (since 1986) of
                                                        First Financial Fund, Inc.
                                                        and Director (since 1988) of
                                                        The High Yield Plus Fund,
                                                        Inc.

                       Stephen P. Munn (60)             Chairman of the Board (since
                                                        January 1994) and Director
                                                        (since 1988) of Carlisle
                                                        Companies Incorporated
                                                        (manufacturer of industrial
                                                        products); Director of
                                                        Gannett Co. Inc. (publishing
                                                        and media).

    36                                                                    37

    Prudential California Municipal Fund      California Series
                                              www.prudential.com  (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office
                                                                                   and Length
                                                            Position                of Time
                       Name, Address** and Age              With Fund              Served***
                       -------------------------------------------------------------------------
                       Richard A. Redeker (59)              Trustee                Since 1993

                       Nancy H. Teeters (72)                Trustee                Since 1984

                       Louis A. Weil, III (61)              Trustee                Since 1996
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       ------------------------------------------------------------------------------------------
                       Richard A. Redeker (59)          Formerly Management Consultant of               73
                                                        Invesmart, Inc. (August 2001-October
                                                        2001); formerly employee of PI
                                                        (October 1996-December 1998)

                       Nancy H. Teeters (72)            Economist; formerly Vice President              72
                                                        and Chief Economist of International
                                                        Business Machines Corporation;
                                                        formerly Director of Inland Steel
                                                        Industries (July 1984-1999), formerly
                                                        Governor of The Federal Reserve
                                                        (September 1978-June 1984).

                       Louis A. Weil, III (61)          Formerly Chairman (January 1999-July            73
                                                        2000), President and Chief Executive
                                                        Officer (January 1996-July 2000) and
                                                        Director (since September 1991) of
                                                        Central Newspapers, Inc.; formerly
                                                        Chairman of the Board (January
                                                        1996-July 2000), Publisher and Chief
                                                        Executive Officer (August
                                                        1991-December 1995) of Phoenix
                                                        Newspapers, Inc.

    38                                                                    39

   Prudential California Municipal Fund      California Series
                                             www.prudential.com (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

       Interested Trustees

                                                                                 Term of Office
                                                                                   and Length
                                                            Position                of Time
                       Name, Address** and Age              With Fund              Served***
                       -------------------------------------------------------------------------
                       *Robert F. Gunia (55)                Vice President         Since 1996
                                                            and Trustee

                       *David R. Odenath, Jr. (45)          President and          Since 1999
                                                            Trustee
                                                                                                     Number of
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       -----------------------------------------------------------------------------------------
                       *Robert F. Gunia (55)            Executive Vice President and Chief              112
                                                        Administrative Officer (since June
                                                        1999) of PI; Executive Vice President
                                                        and Treasurer (since January 1996) of
                                                        PI; President (since April 1999) of
                                                        Prudential Investment Management
                                                        Services LLC (PIMS); Corporate Vice
                                                        President (since September 1997) of
                                                        The Prudential Insurance Company of
                                                        America (Prudential); formerly Senior
                                                        Vice President (March 1987-May 1999)
                                                        of Prudential Securities Incorporated
                                                        (Prudential Securities); formerly
                                                        Chief Administrative Officer (July
                                                        1989-September 1996), Director
                                                        (January 1989-September 1996) and
                                                        Executive Vice President, Treasurer
                                                        and Chief Financial Officer (June
                                                        1987-December 1996) of PMF; Vice
                                                        President and Director (since May
                                                        1992) of Nicholas-Applegate Fund,
                                                        Inc.

                       *David R. Odenath, Jr. (45)      President, Chief Executive Officer              115
                                                        and Chief Operating Officer (since
                                                        June 1999) of PI; Senior Vice
                                                        President (since June 1999) of
                                                        Prudential; formerly Senior Vice
                                                        President (August 1993-May 1999) of
                                                        PaineWebber Group, Inc.

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       --------------------------------------------------------------
                       *Robert F. Gunia (55)            Vice President and Director
                                                        (since May 1989) of The Asia
                                                        Pacific Fund, Inc.

                       *David R. Odenath, Jr. (45)


    40                                                                    41

   Prudential California Municipal Fund      California Series
                                             www.prudential.com (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office
                                                                                   and Length
                                                            Position                of Time
                       Name, Address** and Age              With Fund              Served***
                       -------------------------------------------------------------------------
                       *Judy A. Rice (54)                   Vice President         Since 2000
                                                            and Trustee
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       -------------------------------------------------------------------------------------------
                       *Judy A. Rice (54)               Executive Vice President (since 1999)           111
                                                        of PI; formerly various positions to
                                                        Senior Vice President (1992-1999) of
                                                        Prudential Securities; and various
                                                        positions to Managing Director
                                                        (1975-1992) of Salomon Smith Barney;
                                                        Member of Board of Governors of the
                                                        Money Management Institute; Member of
                                                        the Prudential Securities Operating
                                                        Council and a Member of the Board of
                                                        Directors for the National
                                                        Association for Variable Annuities.

      Information pertaining to the officers of the Fund who are not Trustees is set forth below.

       Officers

                                                                                 Term of Office
                                                                                   and Length
                                                            Position                of Time
                       Name, Address** and Age              With Fund              Served***
                       -------------------------------------------------------------------------
                       Grace C. Torres (43)                 Treasurer and          Since 1996
                                                            Principal
                                                            Financial and
                                                            Accounting
                                                            Officer

                       Deborah A. Docs (44)                 Secretary              Since 1989

                                                                Principal Occupations
                       Name, Address** and Age                   During Past 5 Years
                       -----------------------------------------------------------------------
                       Grace C. Torres (43)             Senior Vice President (since January
                                                        2000) of PI; formerly First Vice
                                                        President (December 1996-January
                                                        2000) of PIFM and First Vice
                                                        President (March 1993-1999) of
                                                        Prudential Securities.

                       Deborah A. Docs (44)             Vice President and Corporate Counsel
                                                        (since January 2001) of Prudential;
                                                        Vice President and Assistant
                                                        Secretary (since December 1996) of
                                                        PI.

    42                                                                    43

   Prudential California Municipal Fund      California Series
                                             www.prudential.com  (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office
                                                                                   and Length
                                                            Position                of Time
                       Name, Address** and Age              With Fund              Served***
                       -------------------------------------------------------------------------
                       Marguerite E.H. Morrison (46)        Assistant              Since 2002
                                                            Secretary

                       Maryanne Ryan (38)                   Anti-Money             Since 2002
                                                            Laundering
                                                            Compliance
                                                            Officer

                                                                Principal Occupations
                       Name, Address** and Age                   During Past 5 Years
                       --------------------------------------------------------------------
                       Marguerite E.H. Morrison (46)    Vice President and Chief Legal
                                                        Officer - Mutual Funds and Unit
                                                        Investment Trusts (since August 2000)
                                                        of Prudential; Senior Vice President
                                                        and Assistant Secretary (since
                                                        February 2001) of PI; Vice President
                                                        and Assistant Secretary of PIMS
                                                        (since October 2001), previously Vice
                                                        President and Associate General
                                                        Counsel (December 1996 - February
                                                        2001) of PI and Vice President and
                                                        Associate General Counsel (September
                                                        1987 - September 1996) of Prudential
                                                        Securities.

                       Maryanne Ryan (38)               Vice President, Prudential (since
                                                        November 1998), First Vice President,
                                                        Prudential Securities (March 1997 -
                                                        May 1998).

------------------

    * 'Interested' Trustee, as defined in the 1940 Act, by reason of employment with the Manager, the Subadviser or the Distributor.
   ** Unless otherwise noted, the address of the Trustees and Officers is c/o:
      Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark,
      New Jersey 07102.
  *** There is no set term of office for Trustees and officers. The Independent
      Trustees have adopted a retirement policy, which calls for the retirement of
      Trustees on December 31 of the year in which they reach the age of 75. The table shows the number of years for which they have served as Trustee and/or officer.
 **** This column includes only directorships of companies required to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is,
      'public companies') or other investment companies registered under the 1940 Act.

Additional information about the Fund's Trustees is included in the Fund's Statement of Additional Information which is available without charge, upon request, by calling (800) 225-1852 or (732) 482-7555 (Calling from outside the U.S.)

    44                                                                    45

Prudential California Municipal Fund     California Series

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
------------------------------------------

Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Index Series Fund
    Prudential Stock Index Fund
Prudential Tax-Managed Funds
    Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Equity Opportunity
Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
    Prudential Financial Services Fund
    Prudential Health Sciences Fund
    Prudential Technology Fund
    Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
    Prudential Global Growth Fund
    Prudential International Value Fund
    Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
    Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential Short-Term Corporate Bond Fund,
Inc.
    Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Income Series
    Insured Series
                               www.prudential.com    (800) 225-1852

Prudential Municipal Series Fund
    Florida Series
    New Jersey Series
    New York Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
    Liquid Assets Fund
    National Money Market Fund
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Institutional Liquidity
Portfolio, Inc.
    Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    New Jersey Money Market Series
    New York Money Market Series

Tax-Free Money Market Funds
Command Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Special Money Market Fund, Inc.*
    Money Market Series


STRATEGIC PARTNERS
MUTUAL FUNDS**
----------------------------------------------

Strategic Partners Asset Allocation Funds
   Strategic Partners Conservative Growth Fund
   Strategic Partners Moderate Growth Fund
   Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
   Strategic Partners
      Large Capitalization Growth Fund
   Strategic Partners
      Large Capitalization Value Fund
   Strategic Partners
      Small Capitalization Growth Fund
   Strategic Partners
      Small Capitalization Value Fund
   Strategic Partners
      International Equity Fund
   Strategic Partners
      Total Return Bond Fund

Strategic Partners Opportunity Funds
   Strategic Partners Focused Growth Fund
   Strategic Partners New Era Growth Fund
   Strategic Partners Focused Value Fund
    Strategic Partners Mid-Cap Value Fund

Special Money Market Fund, Inc.*
    Money Market Series


 * This Fund is not a direct purchase money fund and is only an exchangeable money fund.

**Not exchangeable with Prudential mutual funds.

Prudential California Municipal Fund      California Series

Getting the Most from Your Prudential Mutual Fund

How many times have you read these reports-- or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs):
Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate
charged by one bank to another on
overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

                           www.prudential.com    (800) 225-1852

Leverage: The use of borrowed assets to
enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment.
While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values;
often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign
company or government on the U.S. market and denominated in U.S. dollars.

Prudential California Municipal Fund      California Series

Class A     Growth of a $10,000 Investment

                      (CHART)

Average Annual Total Returns as of 8/31/02

                     One Year  Five Years    Ten Years    Since Inception
With Sales Charge     1.77%      5.42%      6.03% (6.01)    6.65% (6.63)
Without Sales Charge  4.92%      6.06%      6.35% (6.33)    6.91% (6.89)

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The best- and worst- year information within the graph is designed to give you an idea of how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of annual total returns for the ten-year period. The graph compares a $10,000 investment in the Prudential
California Municipal Fund/ California Series
(Class A shares) with a similar investment in the Lehman Brothers Municipal Bond Index
(the Index) by portraying the initial
account values at the beginning of the ten-year period for Class A shares (August 31, 1992) and the account values at the end of the current fiscal year (August 31, 2002), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. Without the distribution and service (12b-1) fee waiver for Class A shares, the returns would have been lower. The numbers in parentheses show the Series' average annual total returns without waiver of fees and/or expense subsidization. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on the Series' distributions or following the redemption of the Series' shares.

The Index is an unmanaged index of over
39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed. The Index's total returns include the reinvestment of all dividends, but do not include the effect of sales charges, operating expenses, or taxes of a mutual fund. The securities that comprise the Index may differ substantially from the securities in the Series. The Index is not the only one that may be used to characterize performance of municipal bond funds. Other indexes may portray different comparative performance.
Investors cannot invest directly in an
index.

This graph is furnished to you in accordance with Securities and Exchange Commission
(SEC) regulations.

                                 www.prudential.com    (800) 225-1852

Class B     Growth of a $10,000 Investment

                       (CHART)

Average Annual Total Returns as of 8/31/02

                      One Year    Five Years    Ten Years     Since Inception
With Sales Charge      -0.31%       5.60%      5.98% (5.97)    7.37% (7.21)
Without Sales Charge    4.67%       5.76%      5.98% (5.97)    7.37% (7.21)

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The best- and worst- year information within the graph is designed to give you an idea of how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of annual total returns for the ten-year period. The graph compares a $10,000 investment in the Prudential California Municipal
Fund/California Series (Class B shares) with a similar investment in the Index by portraying the initial account values at the beginning of the ten-year period for Class B shares (August 31, 1992) and the account values at the end of the current fiscal year
(August 31, 2002), as measured on a
quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable contingent deferred sales charge (CDSC) was deducted from the value of the investment in Class B shares, assuming full redemption on August 31, 2002; (b) all recurring fees
(including management fees) were deducted;
and (c) all dividends and distributions were reinvested. Approximately seven years after purchase, Class B shares automatically convert to Class A shares on a quarterly basis. The numbers in parentheses show the Series' average annual total returns without waiver of fees and/or expense subsidization.
The average annual total returns in the
table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on the Series' distributions or following the redemption of the Series' shares.

The Index is an unmanaged index of over
39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed. The Index's total returns include the reinvestment of all dividends, but do not include the effect of sales charges, operating expenses, or taxes of a mutual fund. The securities that comprise the Index may differ substantially from the securities in the Series. The Index is not the only one that may be used to characterize performance of municipal bond funds. Other indexes may portray different comparative performance.
Investors cannot invest directly in an index.

This graph is furnished to you in accordance with SEC regulations.

Prudential California Municipal Fund      California Series

Class C     Growth of a $10,000 Investment

                   (CHART)

Average Annual Total Returns as of 8/31/02

                       One Year    Five Years    Since Inception
With Sales Charge        2.38%       5.29%         5.76% (5.74)
Without Sales Charge     4.41%       5.50%         5.89% (5.87)

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The best- and worst- year information within the graph is designed to give you an idea of how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of annual total returns since inception of the share class.
The graph compares a $10,000 investment in the Prudential California Municipal
Fund/California Series (Class C shares) with a similar investment in the Index by portraying the initial account values at the commencement of operations of Class C shares
(August 1, 1994) and the account values at the end of the current fiscal year (August
31, 2002), as measured on a quarterly basis.
For purposes of the graph, and unless
otherwise indicated, it has been assumed that (a) the applicable front-end sales charge was deducted from the initial $10,000 investment in Class C shares; (b) the maximum applicable CDSC was deducted from the value of the investment in Class C shares, assuming full redemption on August
31, 2002; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested.
The numbers in parentheses show the Series' average annual total returns without waiver of fees and/or expense subsidization. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on the Series' distributions or following the redemption of the Series' shares.

The Index is an unmanaged index of over
39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed. The Index's total returns include the reinvestment of all dividends, but do not include the effect of sales charges, operating expenses, or taxes of a mutual fund. The securities that comprise the Index may differ substantially from the securities in the Series. The Index is not the only one that may be used to characterize performance of municipal bond funds. Other indexes may portray different comparative performance.
Investors cannot invest directly in an index.

This graph is furnished to you in accordance with SEC regulations.

                               www.prudential.com    (800) 225-1852

Class Z     Growth of a $10,000 Investment

                     (CHART)

Average Annual Total Returns as of 8/31/02

       One Year    Five Years    Since Inception
        5.09%        6.27%        6.67% (6.65)

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The best- and worst- year information within the graph is designed to give you an idea of how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of annual total returns since inception of the share class.
The graph compares a $10,000 investment in the Prudential California Municipal
Fund/California Series (Class Z shares) with a similar investment in the Index by portraying the initial account values at the commencement of operations of Class Z shares
(September 18, 1996) and the account values at the end of the current fiscal year
(August 31, 2002), as measured on a
quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees
(including management fees) were deducted;
and (b) all dividends and distributions were reinvested. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. The numbers in parentheses show the Series' average annual total returns without waiver of fees and/or expense subsidization. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on the Series' distributions or following the redemption of the Series' shares.

The Index is an unmanaged index of over
39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed. The Index's total returns include the reinvestment of all dividends, but do not include the effect of sales charges, operating expenses, or taxes of a mutual fund. The securities that comprise the Index may differ substantially from the securities in the Series. The Index is not the only one that may be used to characterize performance of municipal bond funds. Other indexes may portray different comparative performance.
Investors cannot invest directly in an index.

This graph is furnished to you in accordance with SEC regulations.

www.prudential.com

(800) 225-1852

Class Z     Growth of a $10,000 Investment

                     (CHART)

Average Annual Total Returns as of 8/31/02

One Year    Five Years    Since Inception
  5.09%        6.27%       6.67% (6.65)

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The best- and worst- year information within the graph is designed to give you an idea of how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of annual total returns since inception of the share class.
The graph compares a $10,000 investment in the Prudential California Municipal
Fund/California Series (Class Z shares) with a similar investment in the Index by portraying the initial account values at the commencement of operations of Class Z shares
(September 18, 1996) and the account values at the end of the current fiscal year
(August 31, 2002), as measured on a
quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees
(including management fees) were deducted;
and (b) all dividends and distributions were reinvested. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. The numbers in parentheses show the Series' average annual total returns without waiver of fees and/or expense subsidization. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on the Series' distributions or following the redemption of the Series' shares.

The Index is an unmanaged index of over
39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed. The Index's total returns include the reinvestment of all dividends, but do not include the effect of sales charges, operating expenses, or taxes of a mutual fund. The securities that comprise the Index may differ substantially from the securities in the Series. The Index is not the only one that may be used to characterize performance of municipal bond funds. Other indexes may portray different comparative performance.
Investors cannot invest directly in an index.

This graph is furnished to you in accordance with SEC regulations.

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's website at:
www.prudential.com

TRUSTEES
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

OFFICERS
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
Marguerite E. H. Morrison, Assistant
    Secretary
Maryanne Ryan, Anti-Money Laundering
    Compliance Officer

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
Prudential Investment
    Management, Inc.
Gateway Center Two
Newark, NJ 07102

DISTRIBUTOR
Prudential Investment
    Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Mutual funds are not bank guaranteed or
FDIC insured, and may lose value.

Fund Symbols     Nasdaq     CUSIP
------------     ------    -------
    Class A      PRMCX    744313107
    Class B      PBCMX    744313206
    Class C      PCCSX    744313701
    Class Z      PZCSX    744313883

MF116E    IFS-A074907

ANNUAL REPORT
AUGUST 31, 2002

PRUDENTIAL
CALIFORNIA MUNICIPAL FUND/
CALIFORNIA INCOME SERIES

FUND TYPE
Municipal bond

OBJECTIVE
Maximize current income that is exempt from California State and federal income taxes, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial is a service mark of The
Prudential Insurance Company of America,
Newark, NJ, and its affiliates.               PRUDENTIAL FINANCIAL (LOGO)

Prudential California Municipal Fund       California Income Series

Performance at a Glance

INVESTMENT GOALS AND STYLE
The investment objective of the Prudential California
Municipal Fund/ California Income Series (the Series) is to maximize current income that is exempt from California State and federal income taxes, consistent with the preservation of capital. However, certain shareholders may be subject to the federal alternative minimum tax (AMT) because some of the Series' bonds are subject to the AMT. There can be no assurance that the Series will achieve its investment objective.

Portfolio Composition

Expressed as a percentage of
total investments as of 8/31/02
          54.2%    General Obligation Bonds
          31.7     Revenue Bonds
           8.7     Prerefunded
           2.4     Miscellaneous
           3.0     Cash Equivalents

Credit Quality

Expressed as a percentage of
total investments as of 8/31/02
           8.1%   AAA
          38.1    AAA Insured
           2.8    AA
           8.6    A
           7.1    BBB
           2.0    BB
           3.0    Cash Equivalents
           30.3   Not Rated* (Prudential ratings used):
                  4.9     AAA
                  0.3     A
                  7.9     BBB
                 12.0     BB
                  4.8     B
                  0.4     CCC & below

*Not rated bonds are believed to be of comparable quality to rated investments.

Ten Largest Issuers

Expressed as a percentage of
total investments as of 8/31/02
     4.9%     Foothill Eastern Transportation
              Corridor Agency*
     4.8      Orange County Local
              Transportation Authority
     3.8      Southern California
              Public Power Authority
     3.6      California Statewide Community
              Development Authority
     3.3      San Joaquin Hills
              Transportation Corridor Agency
     2.9      Long Beach Harbor Revenue
     2.8      San Bernardino County
     2.8      Victor Valley
     2.2      Sacramento City Finance Authority
     2.2      Chula Vista Community
              Redevelopment Agency

*Some issues are prerefunded, which means they are secured by escrowed cash and/or direct
U.S. guaranteed obligations. For details, see the Portfolio of Investments.

Holdings are subject to change.

                                www.prudential.com    (800) 225-1852

Annual Report     August 31, 2002

Cumulative Total Returns1                                As of 8/31/02


                                 One Year     Five Years         Ten Years         Since Inception2
Class A                            4.54%    33.20%  (33.08)    95.69% (92.69)     133.96%   (128.68)
Class B                            4.29     31.30   (31.18)         N/A            63.89     (62.42)
Class C                            4.02     29.67   (29.55)         N/A            61.03     (60.01)
Class Z                            4.80     34.59   (34.47)         N/A            46.51     (46.38)
Lipper CA Muni Debt Funds Avg.3    4.23         30.16              82.59                 ***
Lehman Bros. Muni Bond Index4      6.24         36.49              91.94                ****

Average Annual Total Returns1                               As of 9/30/02

          One Year     Five Years       Ten Years      Since Inception2
Class A     4.54%     5.43%  (5.41)    6.83% (6.67)     7.41%  (7.21)
Class B     2.51      5.61   (5.60)        N/A          6.07   (5.97)
Class C     5.16      5.30   (5.28)        N/A          6.21   (6.13)
Class Z     8.04      6.30   (6.28)        N/A          7.00   (6.98)

Distributions and Yields                                As of 8/31/02

          Total Distributions     30-Day     Taxable Equivalent Yields5 at Tax Rates of
          Paid for 12 Months     SEC Yield               35%       38.6%
Class A         $0.50             3.59%                  6.09%     6.45%
Class B         $0.48             3.45                   5.85      6.20
Class C         $0.45             3.17                   5.38      5.69
Class Z         $0.53             3.95                   6.70      7.09

Past performance is not indicative of future results.
Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1
Source: Prudential Investments LLC and Lipper Inc.
The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver for Class A shares, the returns would have been lower.
The Series charges a maximum front-end sales charge of 3% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge
(CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. Without waiver of fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses. The cumulative and average annual total returns in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. 2 Inception dates: Class
A, 12/3/90; Class B, 12/7/93; Class C, 8/1/94; and
Class Z, 9/18/96. 3 The Lipper Average is unmanaged, and is based on the average return for all funds in each share class for the one-year, five-year, ten-year, and since inception periods in the Lipper
California Municipal (Muni) Debt Funds category.
Funds in the Lipper Single-State Municipal Debt Funds
Average limit their assets to those securities that are exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). 4 The Lehman
Brothers Municipal (Muni) Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.
5 Taxable equivalent yields reflect federal and applicable state tax rates. Investors cannot invest directly in an index. The returns for the Lipper
Average and the Lehman Brothers Muni Bond Index would be lower if they included the effect of sales charges, operating expenses, or taxes. *** Lipper
Since Inception returns are 115.93% for Class A,
60.40% for Class B, 62.33% for Class C, and 39.99% for Class Z, based on all funds in each share class.
**** Lehman Brothers Municipal Bond Index returns are
129.54% for Class A, 70.32% for Class B, 71.42% for
Class C, and 47.06% for Class Z, based on all funds in each share class.

PRUDENTIAL FINANCIAL (LOGO)           October 15, 2002

DEAR SHAREHOLDER,
The reporting period for the California Income
Series--the 12 months ended August 31, 2002--was a time of significant developments in the U.S. economy and the financial markets. The economy began to recover from its first recession in a decade, helped by 11 short-term interest-rate cuts by the Federal Reserve
(the Fed) in 2001. The economic recovery slowed and accounting scandals involving high-profile firms in the United States roiled financial markets in 2002.
As a result, the Fed left short-term rates near record lows.

In this environment characterized by investor pessimism and distrust, demand increased for high-quality debt securities, including investment-grade municipal bonds, but declined for riskier assets such as stocks. This flight-to-quality trend affected the Series' performance. For our fiscal year, the return on the Series' Class A shares exceeded the average return of its peers, as represented by the Lipper
California Municipal Debt Funds Average. However, the return on the Class A shares lagged that of its benchmark, the Lehman Brothers Municipal Bond Index.

The Series' management team explains conditions in the tax-exempt bond market and the Series' investments on the following pages. Thank you for your continued confidence in Prudential mutual funds.
We look forward to serving your future investment needs.

Sincerely,


David R. Odenath, Jr., President
Prudential California Municipal Fund

Prudential California Municipal Fund       California Income Series

Annual Report     August 31, 2002

Investment Adviser's Report

FLIGHT-TO-QUALITY TREND AIDED MUNICIPAL BONDS
The investment environment for municipal bonds grew more favorable during our fiscal year that began
September 1, 2001. Demand for municipal bonds increased as changing economic conditions in the United States led to a shift in the outlook for monetary policy and as investors fled the stock market.

Shortly after our reporting period began, terrorists attacked the United States on September 11, inflicting further damage on an already weakened economy. The Fed responded by cutting short-term rates in each of the first four months of our fiscal year. Those four reductions were in addition to seven more that occurred earlier in 2001. Bond investors believed that lower borrowing costs and lower taxes would revitalize the economy, leading to rising inflation and higher interest rates. Therefore they required higher yields on municipal bonds in November and December 2001, which pushed bond prices lower.

The sell-off in municipal bonds continued in 2002 as the economy began to recover in the first three months of the year. Improving economic conditions lent credence to the view that the Fed might soon increase short-term rates to take back some of its rate cuts. However, the economic expansion slowed in the spring of 2002 and inflation remained tame, which led to the realization that the Fed was not going to tighten monetary policy. There was also speculation in the summer that the economy might sink into a so-called "double dip" recession that could prompt the Fed to resume cutting short-term rates.
Consequently, market interest rates fell in the spring and summer of 2002, driving municipal bond prices higher.

Tax-exempt bonds also rallied as news of fraud at key
U.S. firms and fear that the United States and Iraq may go to war made the bear market in stocks worse and sent investors seeking refuge in U.S. Treasuries, high-grade municipal bonds, and other relatively conservative assets. State and

Prudential California Municipal Fund       California Income Series

Annual Report     August 31, 2002

local governments took advantage of the low rates by issuing a flood of new long-term bonds, which by the close of 2002 are expected to exceed the record
$292.2 billion sold in 1993.

The fragile economy and bear market in stocks caused declines in the tax revenues collected by many state and local governments, including California. The Golden State suffered more acutely since its tax structure placed particular emphasis on the various components of the personal income tax. The substantial falloff in the capital gains receipts component exacerbated this problem. Moreover, California spent roughly $6 billion of General Fund monies in an effort to stabilize skyrocketing rates for electricity in the state. It is expected that the roughly $11.95 billion financing of the Department of Water Resources this autumn will provide funds to reimburse the state, thereby aiding its financial position. We limited the Series' holdings of California State general obligation (GO) bonds in light of the financial challenges facing the state. They accounted for 4% of the Series' total investments as of August 31, 2002.

HIGH-QUALITY BOND EXPOSURE HELPED THE SERIES
With growing concern about the creditworthiness of bonds and frequent changes in the direction of market interest rates, our investment strategy aimed to strike the right balance in the Series with regard to credit quality and interest-rate sensitivity. First, we strove for the appropriate mix of high-quality bonds versus low-quality bonds. Second, we attempted to balance the Series' exposure to bonds with good potential for price appreciation versus bonds that behave defensively during a sell-off in the fixed income market.

From the perspective of credit quality, the Series
benefited from its exposure to bonds rated AAA (both
insured and uninsured) that accounted for 46% of its
total investments as of August 31, 2002. AAA-rated
bonds rallied solidly during our fiscal year, based
on Lehman Brothers indexes. We believe that their
prices were aided by the flight-to-quality trend. By
contrast, municipal bonds of below-investment-grade
quality (considered to be rated BB or lower)
comprised 19.2% of the Series' total investments as
of August 31, 2002,
                 www.prudential.com    (800) 225-1852

and did not perform as well because there was little demand for such bonds amid the sluggish economic conditions and geopolitical uncertainties. Although the Series' exposure to these bonds detracted from its returns during our fiscal year, they provided considerable interest income that helped the Series meet its investment objective of maximizing current income exempt from California State and federal income taxes.

OUR COUPON BARBELL STRATEGY
In positioning the Series to perform well in the volatile interest-rate environment, we employed a barbell strategy that focused on two types of bonds.
One side of our barbell emphasized AAA-rated, insured zero coupon bonds, which are so named because they provide no interest income and are sold at discounted prices to make up for their lack of periodic interest payments. Zero coupon bonds are the most interest-rate-sensitive of all bonds, which enables them to perform better than other types of debt securities when interest rates decline and bond prices move higher. The other side of our barbell emphasized intermediate-term bonds whose higher coupon rates provided the Series with considerable interest income. Prices of these bonds tend to hold up relatively well when the municipal bond market sells off because investors want the solid income that they provide.

We periodically adjusted our coupon barbell strategy.
For example, when it seemed that the strong economic
recovery would prompt the Fed to increase short-term
rates, we sold some zero coupon bonds in early 2002
and reinvested the proceeds in additional
intermediate-term higher-coupon bonds. However,
expectations for a rate hike faded because the
economy cooled in the spring of 2002. While the
Series benefited from its remaining heavy exposure to
zero coupon bonds, it would have been even better
served had we not sold some of them in early 2002.
Once it became clear that the Fed was not going to
tighten monetary policy, zero coupon bonds rallied in
the spring and summer, enabling them to post one of
the highest returns in the municipal market for the
12 months ended August 31, 2002, according to Lehman
Brothers indexes.
                                                   5

Prudential California Municipal Fund       California Income Series

Annual Report     August 31, 2002

This is not to say that the Series did not benefit from its considerable exposure to intermediate-term higher-coupon bonds. In fact, municipal bonds in the 15-year sector solidly outperformed longer-term bonds during our reporting period, based on Lehman Brothers indexes. Our decision to focus on the 15-year range rather than longer-term bonds was a key contributor to the Series' positive performance during our 12-month reporting period.

HOSPITAL BONDS PERFORMED WELL
Turning to municipal market sectors, hospital bonds comprised 5% of the Series' total investments as of August 31, 2002. Hospital bonds performed well during our reporting period because of increased patient volume, effective cost cutting measures, and better managed care reimbursement. However, we are expecting hospital earnings to come under pressure in the future due to rising costs for pharmaceuticals, medical devices, insurance, and labor. We tend to favor hospitals with positive characteristics such as those that are sole providers in their communities or those with less dependency on government reimbursements.

LOOKING AHEAD
Our investment strategy remains largely unchanged. We will continue to limit the Series' exposure to California GO bonds. In addition, we believe our coupon barbell strategy continues to offer a better balance between risk and reward than the alternative of investing solely in current coupon bonds, which are recently issued bonds that sell at a price equal to 100% of their face value. We expect our zero coupon bonds to continue to provide good potential for price appreciation if municipal bonds continue to rally and yields decline even further. We also expect our higher-coupon bonds to gain in value, reflecting the greater likelihood that they will be retired early and replaced by bonds with lower coupon rates.
On the other hand, if municipal bond prices decline and yields move higher, we expect our higher-coupon bonds to behave defensively because their prices tend to hold up relatively well when the fixed income market sells off.

Prudential California Municipal Fund Management Team

                                   ANNUAL REPORT
                                   AUGUST 31, 2002

PRUDENTIAL
CALIFORNIA MUNICIPAL FUND/
CALIFORNIA INCOME SERIES


                                   FINANCIAL STATEMENTS

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of August 31, 2002

                                   Moody's                               Principal
                                   Rating        Interest     Maturity   Amount           Value
Description (a)                    (Unaudited)   Rate         Date       (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  95.8%
Municipal Bonds
----------------------------------------------------------------------------------------
Brea Redev. Agcy., Rfdg., Tax
 Alloc., Ser. A                    Aaa           5.50%         8/01/19   $    3,350       $  3,665,402
Buena Park Cmnty. Redev. Agcy.,
 Cent. Bus. Dist. Proj., Ser. B    NR            7.80          9/01/14        3,325(g)       3,398,283
California Cmnty. Dev. Comn.,
 Rfdg., Merged Redev. Proj.,
 Ser. A                            NR            5.70          8/01/28        2,250          2,241,427
California Cnty. Tobacco Sec.
 Agcy., Asset Bkd. Gold Country
 Fdg. Corp.                        A1            5.75          6/01/27        2,000          1,986,740
 Asset Bkd. Stanislaus Fdg.,
 Ser. A                            A1            5.875         6/01/43        1,500          1,494,075
California Hlth. Facs. Fin.
 Auth. Rev., Kaiser Permanente,
 Ser. B                            A3            5.25         10/01/13        3,620          3,810,376
California Infrastructure &
 Econ. Dev. Bk. Rev., Scripps
 Research Inst., Ser. A            Aa3           5.75          7/01/30        1,500          1,593,270
California Poll. Ctrl. Fin.
 Auth., Solid Wste. Disp. Rev.,
 Keller Canyon Landfill Co.
 Proj.                             B1            6.875        11/01/27        2,500          2,446,150
California Rural Home Mtge. Fin.
 Auth., Sngl. Fam. Mtge. Rev.,
 Mtge. Bkd. Secs., Ser. D,
 F.N.M.A., G.N.M.A., A.M.T.        AAA(c)        6.00         12/01/31        1,740          1,852,126
California St. Cmnty. Cap.
 Apprec. Cmnty. Facs., Dist.
 No. 97-1                          NR            Zero          9/01/22        4,440          1,261,715
California St. Pub. Wks. Brd.
 Lease Rev., Dept. of
 Corrections, Ser. A               Aaa           5.50          1/01/15        3,000          3,190,860
California St. Univ. Rev. &
 Coll., Systemwide, Ser. A,
 A.M.B.A.C.                        Aaa           5.50         11/01/16        1,350          1,514,160

    8                                      See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of August 31, 2002 Cont'd.

                                   Moody's                               Principal
                                   Rating        Interest     Maturity   Amount           Value
Description (a)                    (Unaudited)   Rate         Date       (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
California St.,
 G.O.                              A1            5.75%         5/01/30   $    1,000       $  1,075,900
 G.O., A.M.B.A.C.                  Aaa           5.50          3/01/16        2,000          2,202,320
California Statewide Cmntys.
 Dev. Auth. Rev., Kaiser
 Permanente,
 Ser. E                            A3            4.70         11/01/36        3,000          3,099,420
California Statewide Cmntys.
 Dev. Auth.,
 C.O.P.                            Aaa           5.30         12/01/15        1,900          2,050,917
 Sutter Hlth., Ser. B              A2            5.50          8/15/28        4,000          4,072,320
Capistrano Unif. Sch. Dist.,
 Spec. Tax, No. 98-2               NR            5.70          9/01/20        1,000          1,000,280
Carson City Ltd. Oblig. Impvt.
 Rev., Assmt. Dist., No. 92-1      NR            7.375         9/02/22          595            617,919
Central California Joint Pwrs.
 Hlth. Fin. Auth., C.O.P.,
 Cmnty. Hosps.                     Baa1          6.00          2/01/30        2,000          2,062,260
Chula Vista Cmnty. Redev. Agcy.,
 Rfdg. Tax Alloc. Sr. Bayfront,
 Ser. A                            BBB+(c)       7.625         9/01/24        2,500          2,868,625
 Rfdg. Tax Alloc. Sub. Bayfront,
 Ser. C                            NR            8.25          5/01/24        2,500          2,725,850
Chula Vista Spec. Tax, Cmnty.
 Facs., Dist. No. 97-3             NR            6.05          9/01/29        2,765          2,837,111
Corona C.O.P., Vista Hosp. Sys.,
 Inc., Ser. C                      NR            8.375         7/01/11        2,000(e)         740,000
Davis Pub. Facs. Fin. Auth.,
 Mace Ranch, Ser. A                NR            6.60          9/01/25        1,330          1,394,412
Delano C.O.P., Ser. 92-A           AAA(c)        9.25          1/01/22        2,690(f)       2,836,148
East Bay Mun. Util. Dist.
 Wastewater, Treatment Sys.
 Rev., A.M.B.A.C.                  Aaa           5.55          6/01/20        2,000          2,065,860
El Dorado Cnty., Spec. Tax,
 Cmnty. Facs., Dist. No. 92-1      NR            6.125         9/01/16        1,000          1,044,530
 Cmnty. Facs., Dist. No. 92-1      NR            8.25          9/01/24        1,945(f)       2,239,570
 Cmnty. Facs., Dist. No. 92-1      NR            6.25          9/01/29          480            489,591

    See Notes to Financial Statements                                      9

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of August 31, 2002 Cont'd.

                                   Moody's                               Principal
                                   Rating        Interest     Maturity   Amount           Value
Description (a)                    (Unaudited)   Rate         Date       (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
Escondido Uni. Sch. Dist., Ser.
 A, G.O., F.S.A.                   Aaa           5.25%         8/01/22   $    1,000       $  1,052,080
Folsom Spec. Tax,
 Cmnty. Facs., Dist. No. 10        NR            6.875         9/01/19        2,000          2,120,660
 Cmnty. Facs., Dist. No. 7         NR            6.00          9/01/24        2,500          2,545,200
Foothill/Eastern Trans. Corr.
 Agcy., Toll Rd. Rev.,
 C.A.B.S., Sr. Lien, Ser. A        Aaa           Zero          1/01/20       10,000(f)       4,349,800
 Conv. C.A.B.S.                    Baa3          Zero          1/15/28        4,890          3,294,002
 Conv. C.A.B.S., Sr. Lien, Ser.
 A, Zero Coupon (until 1/01/05)    Aaa           7.15          1/01/13        4,750(f)       5,036,995
Gateway Impvt. Auth. Rev., Marin
 City Cmnty. Facs. Dist., Ser. A   NR            7.75          9/01/25        2,100(f)       2,513,070
Golden West Sch. Fin. Auth.,
 California Rev., C.A.B.S.,
 Rfdg. Ser. A., M.B.I.A.           Aaa           Zero          2/01/19        2,110            952,982
Kings Cnty. Wste. Mgmt. Auth.,
 Solid Wste. Rev., A.M.T.          BBB(c)        7.20         10/01/14        1,200          1,280,028
La Mesa Impvt. Bond Act of 1915,
 Ltd. Oblig., Dist.
 No. 98-1                          NR            5.75          9/02/23        1,000            997,580
La Mirada Redev. Agcy. Spec.
 Tax, Rfdg. Cmnty. Facs., Dist.
 No. 89-1                          NR            5.70         10/01/20        1,000            989,270
La Quinta Redev. Agcy., Tax
 Alloc.,
 Rfdg. Proj. Area No. 1,
 M.B.I.A.                          Aaa           7.30          9/01/10        1,000          1,276,890
 Rfdg. Proj. Area No. 1,
 M.B.I.A.                          Aaa           7.30          9/01/11        1,000          1,297,580
Lincoln Impvt. Bond Act of 1915,
 Pub. Fin Auth., Twelve Bridges    NR            6.20          9/02/25        2,850          2,922,247
Long Beach Hbr. Rev.,
 Rfdg. Ser. A, A.M.T., F.G.I.C.    Aaa           6.00          5/15/17        3,500(g)       4,130,735
 Rfdg. Ser. A, A.M.T., F.G.I.C.    Aaa           6.00          5/15/19        3,000          3,504,960
Los Angeles Cmnty. Facs., Dist.
 No. 5, Rowland Heights, Ser. A    NR            7.25          9/01/19        1,500(f)       1,700,265

    10                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of August 31, 2002 Cont'd.

                                   Moody's                               Principal
                                   Rating        Interest     Maturity   Amount           Value
Description (a)                    (Unaudited)   Rate         Date       (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
Lynwood Pub. Fin. Auth. Rev.,
 Wtr. Sys. Impvt. Proj.            BBB(c)        6.50%         6/01/21   $    1,500       $  1,569,000
Metro. Wtr. Dist. of Southern
 California, Waterworks Rev.,
 Linked S.A.V.R.S. & R.I.B.S.      Aa2           5.75          8/10/18        1,000          1,156,000
Mojave Desert & Mtn. Solid Wste.
 Joint Pwrs. Auth. Proj., Victor
 Valley Nat'l. Recov. Facs.,
 A.M.T.                            Baa1          7.875         6/01/20        1,175          1,251,610
Norco Spec. Tax Cmnty. Facs.,
 Dist. No. 97-1                    NR            7.10         10/01/30        1,320          1,413,113
Ontario California Impvt. Bond
 Act of 1915, Assmt. Dist. 100C,
 Cmnty. Ctr. III                   NR            8.00          9/02/11          535            559,230
Orange Cnty. Cmnty. Facs. Dist.,
 Spec. Tax Rev., No. 01-1,
 Ladera Ranch, Ser. A              NR            6.00          8/15/25        1,350          1,367,672
Orange Cnty. Loc. Trans. Auth.,
 Sales Tax Rev., Linked
 S.A.V.R.S. & R.I.B.S.,
 A.M.B.A.C., T.C.R.S.              Aaa           6.20          2/14/11       10,000         11,489,900
 Spec. Tax Rev., Linked R.I.B.S.   Aa2           10.747(d)     2/14/11          750          1,050,270
Perris Cmnty. Facs. Dist., Spec.
 Tax No. 01-2, Ser. A              NR            6.25          9/01/23        2,000          1,965,600
Pico Rivera California Wtr.
 Auth. Rev., Wtr. Sys. Proj.,
 Ser. A, M.B.I.A.                  Aaa           5.50          5/01/29        1,500          1,652,085
Pittsburg California Redev.
 Agcy.
 Tax Alloc.,
 Ext. Spec. Redem., Los Medanos,
 Ser. B, F.S.A.                    Aaa           5.80          8/01/34        2,700          3,012,633
 Los Medanos Cmnty. Dev. Proj.,
 A.M.B.A.C.                        Aaa           Zero          8/01/26        1,375            382,621
 Los Medanos Cmnty. Dev. Proj.,
 A.M.B.A.C.                        Aaa           Zero          8/01/30        4,145            923,713
Poway Cmnty., Facs., Dist. No.
 88-1, Pkwy. Bus. Ctr.             NR            6.75          8/15/15        1,000          1,093,250

    See Notes to Financial Statements                                     11

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of August 31, 2002 Cont'd.

                                   Moody's                               Principal
                                   Rating        Interest     Maturity   Amount           Value
Description (a)                    (Unaudited)   Rate         Date       (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
Puerto Rico Comnwlth.,
 G.O., F.G.I.C.                    Aaa           5.50%         7/01/13   $    3,000       $  3,478,320
 Rites, PA 642A, M.B.I.A.          NR            10.07         7/01/10        1,000          1,328,320
Puerto Rico Pub. Bldgs. Auth.,
 Gtd. Pub. Ed. & Hlth. Facs.,
 C.A.B.S., Ser. J                  Baa1          Zero          7/01/06          145(f)         131,071
Redding Elec. Sys. Rev., C.O.P.,
 Linked S.A.V.R.S. & R.I.B.S.,
 M.B.I.A.                          Aaa           6.368         7/01/22           50(f)          58,504
 M.B.I.A., R.I.B.S.                Aaa           11.286(d)     7/01/22        1,850(f)       2,479,333
Richmond Redev. Agcy. Tax
 Alloc.,
 C.A.B.S. Rfdg. Hbr., Ser. A,
 M.B.I.A.                          Aaa           Zero          7/01/20        1,150            476,595
 C.A.B.S. Rfdg. Hbr., Ser. A,
 M.B.I.A.                          Aaa           Zero          7/01/21        1,150            446,200
Richmond Redev. Agcy.,
 Multi-Fam. Hsg., Bridge
 Affordable Hsg.                   NR            7.50          9/01/23        2,435          2,506,686
Rio Vista Impvt. Bond Act of
 1915, Assmt. Dist. No. 96-1,
 River View Pt.                    NR            7.50          9/02/22        1,870          2,015,654
Riverside Uni. Sch. Dist. Spec.
 Tax,
 Cmnty. Facs. Dist. No. 7,
 Ser. A                            NR            6.90          9/01/20        1,320          1,421,759
 Cmnty. Facs. Dist. No. 7,
 Ser. A                            NR            7.00          9/01/30        1,000          1,071,290
Rocklin Uni. Sch. Dist.,
 C.A.B.S., Ser. C, M.B.I.A.        Aaa           Zero          8/01/12        1,110            753,035
 C.A.B.S., Ser. C, M.B.I.A.        Aaa           Zero          8/01/13        1,165            743,934
 C.A.B.S., Ser. C, M.B.I.A.        Aaa           Zero          8/01/14        1,220            733,867
 C.A.B.S., Ser. C, M.B.I.A.        Aaa           Zero          8/01/15        1,285            724,958
 C.A.B.S., Ser. C, M.B.I.A.        Aaa           Zero          8/01/16        1,400            741,342
Roseville California Spec. Tax,
 Highland Cmnty. Fac., Dist.
 No. 1                             NR            6.30          9/01/25        1,890          1,937,968

    12                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of August 31, 2002 Cont'd.

                                   Moody's                               Principal
                                   Rating        Interest     Maturity   Amount           Value
Description (a)                    (Unaudited)   Rate         Date       (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
 Woodcreek Cmnty. Facs., Dist.
 No. 1                             NR            6.375%        9/01/27   $    1,000       $  1,031,310
Sacramento City. Fin. Auth.,
 C.A.B.S., Tax Alloc. Comb.
 Proj., Ser. B, M.B.I.A.           Aaa           Zero         11/01/16        5,700          2,984,064
 C.A.B.S., Tax Alloc. Comb.
 Proj., Ser. B, M.B.I.A.           Aaa           Zero         11/01/17        5,695          2,802,282
Sacramento Impvt. Bond Act of
 1915, Willowcreek II, Assmt.
 Dist. No. 96-1                    NR            6.70          9/02/22        2,420          2,505,886
Sacramento Spec. Purp. Facs.,
 Y.M.C.A. of Sacramento            NR            7.25         12/01/18        1,945          2,015,526
San Bernardino Cnty.,
 C.O.P., Med. Ctr. Fin. Proj.,
 M.B.I.A.                          Aaa           5.50          8/01/22        4,540          5,012,478
 C.O.P., West VY Detention Ctr.
 Refing., Ser. A, M.B.I.A.         Aaa           5.25         11/01/14        2,100          2,349,606
San Bruno Park Sch. Dist.,
 C.A.B.S., F.S.A.                  Aaa           Zero          8/01/20        1,275            526,231
 C.A.B.S., F.S.A.                  Aaa           Zero          8/01/21        1,220            471,371
 C.A.B.S., F.S.A.                  Aaa           Zero          8/01/22        1,080            389,956
San Diego California Redev.
 Agcy., Tax Alloc., North Bay
 Redev.                            Baa1          5.875         9/01/29        2,000          2,061,060
San Diego California Uni. Sch.
 Dist., G.O., Ser. D, F.G.I.C.     Aaa           5.25          7/01/25        1,000(h)       1,043,880
San Diego Spec. Tax, Cmnty.
 Facs. Dist. No. 1, Ser. B         NR            7.10          9/01/20        2,000(f)       2,356,780
San Francisco City & Cnty.
 Arpt., Comm. Int'l. Arpt. Rev.,
 Second Ser. Issue 8A, A.M.T.,
 F.G.I.C.                          Aaa           6.25          5/01/20        2,000          2,146,320
San Francisco City & Cnty.,
 Redev. Agcy., Lease Rev.,
 C.A.B.S.                          A1            Zero          7/01/06        1,500          1,367,265
 C.A.B.S.                          A1            Zero          7/01/07        2,250          1,967,827

    See Notes to Financial Statements                                     13

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of August 31, 2002 Cont'd.

                                   Moody's                               Principal
                                   Rating        Interest     Maturity   Amount           Value
Description (a)                    (Unaudited)   Rate         Date       (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
San Joaquin Hills Trans.
 Corridor Agcy., Toll Rd. Rev.,
 Jr. Lien, C.A.B.S.                Aaa           Zero          1/01/11   $    2,000(f)    $  1,483,020
 Sr. Lien, C.A.B.S.                Aaa           Zero          1/01/17        2,500(f)       1,302,525
 Sr. Lien, C.A.B.S.                Aaa           Zero          1/01/22       15,000(f)       5,729,250
San Leandro Cmnty. Facs., Spec.
 Tax, Dist. No. 1                  NR            6.50%         9/01/25        2,160          2,222,316
San Luis Obispo, C.O.P., Vista
 Hosp. Sys., Inc.                  NR            8.375         7/01/29        1,000(e)         370,000
Santa Margarita Wtr. Dist. Spec.
 Tax,
 Cmnty. Facs., Dist. No. 99-1      NR            6.20          9/01/20        2,000          2,056,900
 Cmnty. Facs., Dist. No. 99-1      NR            6.25          9/01/29        2,000          2,049,760
Santa Margarita, Dana Point
 Auth.,
 Impvt. Dists. 1, 2, 2A, 8, Ser.
 A, M.B.I.A.                       Aaa           7.25          8/01/09          905          1,141,757
 Impvt. Dists. 3, 3A, 4, 4A,
 Ser. B, M.B.I.A.                  Aaa           7.25          8/01/14        1,000          1,311,830
South Orange Cnty., Pub. Fin.
 Auth., Sr. Lien, Ser. A,
 M.B.I.A.                          Aaa           7.00          9/01/10        2,535          3,183,884
South San Francisco Redev.
 Agcy., Tax Alloc., Gateway
 Redev. Proj.                      NR            7.60          9/01/18        2,375(f)       2,422,904
South Tahoe Joint Pwrs. Fin.
 Auth. Rev., Rfdg. Redev. Proj.
 Area No. 1, Ser. B                BBB-(c)       6.00         10/01/28        3,000          3,041,730
Southern California Pub. Pwr.
 Auth.,
 Pwr. Proj. Rev.                   A2            6.75          7/01/10        4,250          5,179,475
 Pwr. Proj. Rev., Rfdg., Palo
 Verde Proj., Ser. C, A.M.B.A.C.   Aaa           Zero          7/01/16        8,400(f)       4,544,232
Stockton Cmnty. Facs. Dist.,
 Spec. Tax, No. 90-2, Brookside
 Estates                           NR            6.20          8/01/15        1,050          1,105,661

    14                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of August 31, 2002 Cont'd.

                                   Moody's                               Principal
                                   Rating        Interest     Maturity   Amount           Value
Description (a)                    (Unaudited)   Rate         Date       (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
Sulphur Springs Uni. Sch. Dist.,
 Int. Accrual, Ser. A, M.B.I.A.    Aaa           Zero          9/01/11   $    3,000(f)    $  2,147,130
Temecula Valley Uni. Sch. Dist.,
 Cmnty. Facs., Spec. Tax, Dist.
 No. 89-1                          NR            8.60%         9/01/17        2,600          2,642,458
Tustin California Uni. Sch.
 Dist.,
 B.A.N., Cmnty. Facs., Dist. No.
 97-1                              NR            6.10          9/01/02        1,000(f)       1,000,110
 Spec. Tax, Cmnty. Facs., Dist.
 No. 97-1                          NR            6.375         9/01/35        1,500(f)       1,829,130
Vacaville Cmnty. Redev. Agcy.,
 Multi-Fam. Rev., Cmnty. Hsg.
 Fin., Issue A                     A-(c)         7.375        11/01/14        1,110(f)       1,271,050
Vallejo C.O.P., Touro Univ.        Ba3           7.375         6/01/29        2,500          2,550,375
Ventura California Port Dist.,
 C.O.P.                            NR            6.375         8/01/28        3,445          3,468,150
Victor Elem. Sch. Dist.,
 G.O., F.G.I.C., Ser. A            Aaa           5.375         8/01/20        1,455          1,567,981
 G.O., F.G.I.C., Ser. A            Aaa           5.375         8/01/21        1,635          1,749,744
Victor Valley,
 Union H.S. Dist., C.A.B.S.,
 M.B.I.A.                          Aaa           Zero          9/01/17        4,500(f)       2,274,525
 Union H.S. Dist., C.A.B.S.,
 M.B.I.A.                          Aaa           Zero          9/01/19        5,450(f)       2,461,438
 Union H.S. Dist., C.A.B.S.,
 M.B.I.A.                          Aaa           Zero          9/01/20        5,850(f)       2,481,862
West Contra Costa Uni. Sch.
 Dist., C.O.P.                     Baa3          6.875         1/01/09          825            888,756
                                                                                          ------------
Total long-term investments
 (cost $225,605,303)                                                                       248,287,289
                                                                                          ------------
SHORT-TERM INVESTMENTS  3.3%
----------------------------------------------------------------------------------------
California Edl. Facs. Auth.
 Rev., Rfdg. Art Ctr. Design,
 Coll., Ser. B, F.R.W.D.           VMIG1         1.40          9/05/02        1,000          1,000,000

    See Notes to Financial Statements                                     15

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of August 31, 2002 Cont'd.

                                   Moody's                               Principal
                                   Rating        Interest     Maturity   Amount           Value
Description (a)                    (Unaudited)   Rate         Date       (000)            (Note 1)
-----------------------------------------------------------------------------------------------------------
California St.,
 G.O., Mun. Secs. Trust Rcpts.,
 SGA 119, F.G.I.C., F.R.D.D.       A-1+(c)       1.75%         9/03/02   $    1,500       $  1,500,000
 G.O., Mun. Secs. Trust Rcpts.,
 SGA 135, A.M.B.A.C., T.C.R.S.,
 F.R.D.D.                          A-1+(c)       1.75          9/03/02        1,800          1,800,000
Mun. Secs. Trust Cert.,
 G.O., Ser. 2001, 135 Trust
 Cert. Class A, 144A, F.G.I.C.,
 F.R.D.D.                          A-1(c)        1.75          9/03/02        1,000          1,000,000
 Ser. 2000, 91 Trust Cert. Class
 A, 144A, M.B.I.A., F.R.D.D.       A-1+(c)       1.75          9/03/02        1,200          1,200,000
San Jose Redev. Agcy., Tax
 Alloc., Fltr. Cert. Ser 149,
 A.M.T., M.B.I.A., F.R.W.D.        VMIG1         1.34          9/05/02        2,000          2,000,000
                                                                                          ------------
Total short-term investments
 (cost $8,500,000)                                                                           8,500,000
                                                                                          ------------
Total Investments  99.1%
 (cost $234,105,303; Note 5)                                                               256,787,289
Other assets in excess of
 liabilities  0.9%                                                                           2,362,263
                                                                                          ------------
Net Assets  100%                                                                          $259,149,552
                                                                                          ------------
                                                                                          ------------

    16                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of August 31, 2002 Cont'd.

(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    B.A.N.--Bond Anticipation Note.
    C.A.B.S.--Capital Appreciation Bonds.
    C.O.P.--Certificates of Participation.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.N.M.A.--Federal National Mortgage Association.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note (b).
    F.S.A.--Financial Security Assurance.
    G.N.M.A.--Government National Mortgage Association.
    G.O.--General Obligation.
    M.B.I.A.--Municipal Bond Insurance Association.
    R.I.B.S. -- Residual Interest Bearing Securities.
    S.A.V.R.S.-- Select Auction Variable Rate Securities.
    T.C.R.S.-- Transferable Custodial Receipts.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Standard & Poor's Rating.
(d) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at year end.
(e) Issue in default on interest payment, non-income producing security.
(f) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(g) All or partial principal amount segregated as collateral for futures contracts or when-issued securities.
(h) Represents a when-issued security.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.

    See Notes to Financial Statements                                     17

       Prudential California Municipal Fund      California Income Series
             Statement of Assets and Liabilities

                                                                   August 31, 2002
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $234,105,303)                           $ 256,787,289
Cash                                                                       16,867
Interest receivable                                                     3,623,630
Receivable for Series shares sold                                         447,836
Other assets                                                                2,480
                                                                   ---------------
      Total assets                                                    260,878,102
                                                                   ---------------
LIABILITIES
Payable for investments purchased                                       1,034,640
Payable for Series shares reacquired                                      224,941
Dividends payable                                                         178,276
Management fee payable                                                    109,218
Accrued expenses                                                           77,239
Distribution fee payable                                                   72,432
Deferred trustees' fees                                                    16,179
Due to broker-variation margin                                             15,625
                                                                   ---------------
      Total liabilities                                                 1,728,550
                                                                   ---------------
NET ASSETS                                                          $ 259,149,552
                                                                   ---------------
                                                                   ---------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $     233,705
   Paid-in capital in excess of par                                   239,535,552
                                                                   ---------------
                                                                      239,769,257
   Undistributed net investment income                                    113,743
   Accumulated net realized loss on investments                        (3,314,504)
   Net unrealized appreciation on investments                          22,581,056
                                                                   ---------------
Net assets, August 31, 2002                                         $ 259,149,552
                                                                   ---------------
                                                                   ---------------

    18                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Statement of Assets and Liabilities Cont'd.

                                                                   August 31, 2002
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($172,622,739
      / 15,567,617 shares of beneficial interest issued and
      outstanding)                                                         $11.09
   Maximum sales charge (3% of offering price)                                .34
                                                                   ---------------
   Maximum offering price to public                                        $11.43
                                                                   ---------------
                                                                   ---------------
Class B:
   Net asset value, offering price and redemption price per
      share ($70,308,344 / 6,340,365 shares of beneficial
      interest issued and outstanding)                                     $11.09
                                                                   ---------------
                                                                   ---------------
Class C:
   Net asset value and redemption price per share ($10,070,583 /
      908,143 shares of beneficial interest issued and
      outstanding)                                                         $11.09
   Sales charge (1% of offering price)                                        .11
                                                                   ---------------
   Offering price to public                                                $11.20
                                                                   ---------------
                                                                   ---------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($6,147,886 / 554,351 shares of beneficial interest
      issued and outstanding)                                              $11.09
                                                                   ---------------
                                                                   ---------------

    See Notes to Financial Statements                                     19

       Prudential California Municipal Fund      California Income Series
             Statement of Operations

                                                                        Year
                                                                        Ended
                                                                   August 31, 2002
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                          $13,899,003
                                                                   ---------------
Expenses
   Management fee                                                      1,279,800
   Distribution fee--Class A                                             422,989
   Distribution fee--Class B                                             364,320
   Distribution fee--Class C                                              68,913
   Custodian's fees and expenses                                          96,000
   Reports to shareholders                                                78,000
   Transfer agent's fees and expenses                                     49,000
   Registration fees                                                      35,000
   Legal fees and expenses                                                22,000
   Audit fee                                                              15,000
   Trustees' fees                                                         12,000
   Miscellaneous                                                          13,091
                                                                   ---------------
      Total expenses                                                   2,456,113
Custodian fee credit (Note 1)                                               (732)
                                                                   ---------------
   Net expenses                                                        2,455,381
                                                                   ---------------
Net investment income                                                 11,443,622
                                                                   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
   Investment transactions                                             1,178,010
   Interest rate swaps                                                   131,080
   Financial futures transactions                                        265,922
                                                                   ---------------
                                                                       1,575,012
                                                                   ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                        (1,737,747)
   Interest rate swaps                                                   (47,502)
   Financial futures contracts                                          (163,118)
                                                                   ---------------
                                                                      (1,948,367)
                                                                   ---------------
Net loss on investments                                                 (373,355)
                                                                   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $11,070,267
                                                                   ---------------
                                                                   ---------------

    20                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Statement of Changes in Net Assets

                                                       Year Ended August 31,
                                                    ----------------------------
                                                        2002            2001
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                            $ 11,443,622    $ 12,133,924
   Net realized gain (loss) on investment
      transactions                                     1,575,012        (114,711)
   Net change in unrealized appreciation
      (depreciation) on investments                   (1,948,367)     10,492,321
                                                    ------------    ------------
   Net increase in net assets resulting from
      operations                                      11,070,267      22,511,534
                                                    ------------    ------------
Dividends and distributions (Note 1):
   Dividends from net investment income
      Class A                                         (7,845,065)     (7,935,176)
      Class B                                         (3,198,683)     (3,619,215)
      Class C                                           (381,316)       (361,242)
      Class Z                                           (228,685)       (218,291)
                                                    ------------    ------------
                                                     (11,653,749)    (12,133,924)
                                                    ------------    ------------
   Distributions in excess of net investment
      income
      Class A                                                 --          (2,442)
      Class B                                                 --          (1,183)
      Class C                                                 --            (123)
      Class Z                                                 --             (60)
                                                    ------------    ------------
                                                              --          (3,808)
                                                    ------------    ------------
Series share transactions (net of share
   conversions)
   (Note 6):
   Net proceeds from shares sold                      34,048,697      31,072,904
   Net asset value of shares issued to
      shareholders in reinvestment of dividends
      and distributions                                5,185,147       5,414,668
   Cost of shares reacquired                         (38,192,909)    (48,547,384)
                                                    ------------    ------------
   Net increase (decrease) in net assets from
      Series share transactions                        1,040,935     (12,059,812)
                                                    ------------    ------------
Total increase (decrease)                                457,453      (1,686,010)
NET ASSETS
Beginning of year                                    258,692,099     260,378,109
                                                    ------------    ------------
End of year(a)                                      $259,149,552    $258,692,099
                                                    ------------    ------------
                                                    ------------    ------------
(a) Includes undistributed net investment income
of:                                                 $    113,743    $    293,733
                                                    ------------    ------------

    See Notes to Financial Statements                                     21

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements

      Prudential California Municipal Fund (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of three series: California Income Series (the 'Series'), California Series and California Money Market Series. These financial statements relate to California Income Series. The financial statements of the other series are not presented herein. The assets of each series are invested in separate, independently managed portfolios. The Series commenced investment operations on December 3, 1990. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and California state income taxes with the minimum of risk. The Series will invest primarily in investment grade municipal obligations but may also invest a portion of its assets in lower-quality municipal obligations or in nonrated securities which are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and the Series in preparation of its financial statements.

      Security Valuations:    The Series values municipal securities (including
commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees.

      Securities, including options, futures contracts and options thereon, for which the primary market is on a national securities exchange, commodities exchange or board of trade are valued at the last sale price on such exchange or board of trade, on the date of valuation or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such day or at the bid price in the absence of an asked price.

      Securities, including options, that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the average of the most recently quoted bid and asked prices provided by a principal market maker or dealer.

      Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements Cont'd.

security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain
(loss) on financial futures transactions.

      The Series invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Inverse Floaters:    The Series invests in variable rate securities
commonly called 'inverse floaters'. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater's price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a 'leverage factor' whereby the interest rate moves inversely by a 'factor' to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

      Options:    The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Series currently owns or intends to purchase. The Series' principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Series

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements Cont'd.

writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

      The Series, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

      Interest Rate Swaps:    The Series may enter into interest rate swaps. In
a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps were conceived as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

      During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by 'marking-to-market' to reflect the market value of the swap. When the swap is terminated, the Series will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series' basis in the contract, if any.

      The Series is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Series does not anticipate non-performance by any counterparty.

      Written options, future contracts and swap contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements Cont'd.

basis. The Series amortizes premiums and accretes market and original issue discount on purchases of debt securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      As required, effective September 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discounts on debt securities. Prior to September 1, 2001, the Series did not accrete market discounts on debt securities. Upon initial adoption, the Series was required to adjust the cost of its fixed-income securities by the cumulative amounts that would have been recognized had the accretion been in effect from the purchase date of each holding. Adopting this accounting principle does not affect the Series' net asset value, but changes the classification of certain amounts between interest income and realized and unrealized gain (loss) in the Statement of Operations. The cumulative adjustment upon adoption resulted in an increase to undistributed net investment income of $54,422 and a decrease to unrealized appreciation on investments of $54,422.

      The current adjustments for the year ended August 31, 2002 resulted in an increase to net investment income of $14,193, a decrease of realized gains of $20,680 and an increase to unrealized appreciation of $6,487.

      Net investment income (loss) (other than distribution fees) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    For federal income tax purposes, each Series in
the Fund is treated as a separate taxpaying entity. It is the Series' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Series declares daily dividends from
net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested assets earn credits which reduce the fees charged by the custodian. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.
                                                                          25

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements Cont'd.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'), formerly known as Prudential Investments Fund Management LLC. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with The Prudential Investment Management, Inc. ('PIM'). The Subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM's performance of such services. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Series has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Series. The Series compensates PIMS for distributing and servicing the Series' Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the year ended August 31, 2002.

      PIMS has advised the Series that it received approximately $156,500 and $20,000 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the year ended August 31, 2002. From these fees, PIMS paid a substantial part of such sales charges to affiliated broker-dealers which in turn paid commissions to sales persons and incurred other distribution costs.

      PIMS has advised the Series that for the year ended August 31, 2002, it received approximately $206,700 and $3,900 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements Cont'd.

      PI, PIMS and PIM are indirect wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Series, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the year ended August 31, 2002 the amounts of the commitment were as follows: $500 million from September 1, 2001 through September 13, 2001, $930 million from September 14, 2001 through December 31, 2001 and $500 million from January 1, 2002 through May 3, 2002. On May 3, 2002, the Funds renewed and amended the SCA, which effectively increased the banks' commitment to $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is May 2, 2003. The Series did not borrow any amounts pursuant to the SCA during the year ended August 31, 2002.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the year ended August 31, 2002, the Series incurred fees of approximately $43,000 for the services of PMFS. As of August 31, 2002 approximately $4,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      Effective November 1, 2001, the Fund paid networking fees to Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. The total amount of PSI networking fees incurred by the Series during the year was approximately $5,400 and is included in transfer agent's fees and expenses in the Statement of Operations. As of August 31, 2002, approximately $600 of such fees were due to PSI.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the year ended August 31, 2002 were $55,822,236 and $65,516,606, respectively.

      During the year ended August 31, 2002, the Series entered into financial futures contracts. Details of open contracts at August 31, 2002 are as follows:

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements Cont'd.

                                                       Value at       Value at        Unrealized
Number of                              Expiration     August 31,       Trade        Appreciation/
Contracts             Type                Date           2002           Date        (Depreciation)
---------     ---------------------    -----------    ----------     ----------     --------------
                 Long Position:
    35        Municipal Bond Index     Dec. 2002      $3,746,094     $3,728,706       $   17,388
                 Short Position:
    85            U.S. Treasury
                   Bond Future         Dec. 2002       9,323,437      9,205,119         (118,318)
                                                                                    --------------
                                                                                      $ (100,930)
                                                                                    --------------
                                                                                    --------------

Note 5. Distributions and Tax Information
Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income (loss) and accumulated net realized gains (losses) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in-capital in excess of par, undistributed net investment income (loss) and accumulated net realized gain (loss) on investments. For the year ended August 31, 2002, the adjustments were to increase accumulated net gain by $7,871, increase paid-in-capital in excess of par by $16,414 and decrease undistributed net investment income by $24,285 due to net operating loss and differences in the treatment of accreting market discount between financial and tax reporting. Net realized gains and net assets were not affected by these changes.

      For the year ended August 31, 2002, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets, was $11,429,430 and $224,319 tax-exempt income and ordinary income, respectively.

      For federal income tax purposes, the Series has a capital loss carryforward at August 31, 2002 of approximately $3,463,000 of which $326,000 expires in 2003, $976,000 expires in 2004, $911,000 expires in 2008 and $1,250,000 expires in 2009. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amount.

      As of August 31, 2002, the accumulated undistributed earnings on a tax basis were $292,019 of tax-exempt income (includes a timing difference of $178,276 for dividends payable). The United States federal income tax basis of the Series' investments and the net unrealized appreciation as of August 31, 2002 were as follows:

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements Cont'd.

                                                    Total Net
                                                    Unrealized
 Tax Basis       Appreciation     Depreciation     Appreciation
------------     ------------     ------------     ------------
$234,057,369     $ 24,726,661      $ 1,996,741     $ 22,729,920

      The difference between book basis and tax basis was primarily attributable to the difference in the treatment of market discount for book and tax purposes.

Note 6. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.

      The Series has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.
                                                                          29

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements Cont'd.

      Transactions in shares of beneficial interest for the year ended August 31, 2002 and the fiscal year ended August 31, 2001 were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Year ended August 31, 2002:
Shares sold                                                    1,682,480    $ 18,393,006
Shares issued in reinvestment of dividends                       312,065       3,391,093
Shares reacquired                                             (1,974,803)    (21,498,821)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                      19,742         285,278
Shares issued upon conversion from Class B                       517,824       5,622,935
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    537,566    $  5,908,213
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2001:
Shares sold                                                    1,078,740    $ 11,675,231
Shares issued in reinvestment of dividends                       323,033       3,478,024
Shares reacquired                                             (2,576,118)    (27,751,465)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                  (1,174,345)    (12,598,210)
Shares issued upon conversion from Class B                       530,937       5,743,134
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (643,408)   $ (6,855,076)
                                                              ----------    ------------
                                                              ----------    ------------
Class B
------------------------------------------------------------
Year ended August 31, 2002:
Shares sold                                                      736,577    $  8,021,395
Shares issued in reinvestment of dividends                       127,338       1,383,947
Shares reacquired                                             (1,046,245)    (11,384,770)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (182,330)     (1,979,428)
Shares issued upon conversion into Class A                      (517,824)     (5,622,935)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (700,154)   $ (7,602,363)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2001:
Shares sold                                                    1,235,008    $ 13,323,356
Shares issued in reinvestment of dividends                       144,373       1,554,643
Shares reacquired                                             (1,363,098)    (14,654,227)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                      16,283         223,772
Shares reacquired upon conversion into Class A                  (530,937)     (5,743,134)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (514,654)   $ (5,519,362)
                                                              ----------    ------------
                                                              ----------    ------------
Class C
------------------------------------------------------------
Year ended August 31, 2002:
Shares sold                                                      288,071    $  3,140,575
Shares issued in reinvestment of dividends                        28,107         305,460
Shares reacquired                                               (253,377)     (2,759,257)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     62,801    $    686,778
                                                              ----------    ------------
                                                              ----------    ------------

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements Cont'd.

Class C                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Year ended August 31, 2001:
Shares sold                                                      373,310    $  4,043,564
Shares issued in reinvestment of dividends                        23,263         250,589
Shares reacquired                                               (330,321)     (3,552,286)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     66,252    $    741,867
                                                              ----------    ------------
                                                              ----------    ------------
Class Z
------------------------------------------------------------
Year ended August 31, 2002:
Shares sold                                                      414,422    $  4,493,721
Shares issued in reinvestment of dividends                         9,626         104,647
Shares reacquired                                               (234,335)     (2,550,061)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    189,713    $  2,048,307
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2001:
Shares sold                                                      187,414    $  2,030,753
Shares issued in reinvestment of dividends                        12,216         131,412
Shares reacquired                                               (242,197)     (2,589,406)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    (42,567)   $   (427,241)
                                                              ----------    ------------
                                                              ----------    ------------

       Prudential California Municipal Fund      California Income Series
             Financial Highlights

                                                                     Class A
                                                               -------------------
                                                                   Year Ended
                                                               August 31, 2002(d)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                  $   11.11
                                                                   ----------
Income from investment operations
Net investment income                                                     .49
Net realized and unrealized gain (loss) on investment
transactions                                                             (.01)
                                                                   ----------
      Total from investment operations                                    .48
                                                                   ----------
Less distributions
Dividends from net investment income                                     (.50)
Distributions in excess of net investment income                           --
                                                                   ----------
      Total distributions                                                (.50)
                                                                   ----------
Net asset value, end of year                                        $   11.09
                                                                   ----------
                                                                   ----------
TOTAL RETURN(b):                                                         4.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                       $ 172,623
Average net assets (000)                                            $ 169,196
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                                .87%
   Expenses, excluding distribution and service (12b-1)
      fees                                                                .62%
   Net investment income                                                 4.55%
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                 23%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Effective September 1, 2001 the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. There was no effect of this change for the year ended August 31, 2002 on net investment income per share, net realized and unrealized gain/(loss) per share or on the ratio of net investment income. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.

    32                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Financial Highlights Cont'd.

                                       Class A
-------------------------------------------------------------------------------------
                                Year Ended August 31,
-------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998
-------------------------------------------------------------------------------------
    $  10.66             $  10.49             $  11.19             $  10.71
----------------     ----------------     ----------------     ----------------
         .52                  .54                  .56(a)               .59(a)
         .45                  .17                 (.70)                 .49
----------------     ----------------     ----------------     ----------------
         .97                  .71                 (.14)                1.08
----------------     ----------------     ----------------     ----------------
        (.52)                (.54)                (.56)                (.59)
          --(c)                --(c)                --                 (.01)
----------------     ----------------     ----------------     ----------------
        (.52)                (.54)                (.56)                (.60)
----------------     ----------------     ----------------     ----------------
    $  11.11             $  10.66             $  10.49             $  11.19
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
        9.35%                7.10%               (1.37)%              10.31%
    $167,009             $167,153             $183,593             $181,512
    $164,424             $171,688             $187,106             $165,771
         .87%                 .86%                 .76%(a)              .68%(a)
         .62%                 .61%                 .56%(a)              .58%(a)
        4.83%                5.21%                5.03%(a)             5.39%(a)
          32%                  34%                  23%                  10%

    See Notes to Financial Statements                                     33

       Prudential California Municipal Fund      California Income Series
             Financial Highlights Cont'd.

                                                                     Class B
                                                               -------------------
                                                                   Year Ended
                                                               August 31, 2002(d)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                   $ 11.11
                                                                    --------
Income from investment operations
Net investment income                                                    .47
Net realized and unrealized gain (loss) on investment
transactions                                                            (.01)
                                                                    --------
      Total from investment operations                                   .46
                                                                    --------
Less distributions
Dividends from net investment income                                    (.48)
Distributions in excess of net investment income                          --
                                                                    --------
      Total distributions                                               (.48)
                                                                    --------
Net asset value, end of year                                         $ 11.09
                                                                    --------
                                                                    --------
TOTAL RETURN(b):                                                        4.29%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                        $70,308
Average net assets (000)                                             $72,864
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                              1.12%
   Expenses, excluding distribution and service (12b-1)
      fees                                                               .62%
   Net investment income                                                4.31%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Effective September 1, 2001 the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. There was no effect of this change for the year ended August 31, 2002 on net investment income per share, net realized and unrealized gain/(loss) per share. The effect of this change on the ratio of net investment income was an increase from 4.30% to 4.31%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.

    34                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Financial Highlights Cont'd.

                                       Class B
-------------------------------------------------------------------------------------
                                Year Ended August 31,
-------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998
-------------------------------------------------------------------------------------
    $  10.67             $  10.49             $  11.19             $  10.71
    --------             --------             --------             --------
         .49                  .51                  .53(a)               .55(a)
         .44                  .18                 (.70)                 .49
    --------             --------             --------             --------
         .93                  .69                 (.17)                1.04
    --------             --------             --------             --------
        (.49)                (.51)                (.53)                (.55)
          --(c)                --(c)                --                 (.01)
    --------             --------             --------             --------
        (.49)                (.51)                (.53)                (.56)
    --------             --------             --------             --------
    $  11.11             $  10.67             $  10.49             $  11.19
    --------             --------             --------             --------
    --------             --------             --------             --------
        8.98%                6.93%               (1.67)%               9.87%
    $ 78,237             $ 80,580             $ 84,546             $ 70,535
    $ 79,046             $ 78,743             $ 81,163             $ 56,011
        1.12%                1.11%                1.06%(a)             1.08%(a)
         .62%                 .61%                 .56%(a)              .58%(a)
        4.58%                4.96%                4.78%(a)             4.99%(a)

    See Notes to Financial Statements                                     35

       Prudential California Municipal Fund      California Income Series
             Financial Highlights Cont'd.

                                                                      Class C
                                                                -------------------
                                                                    Year Ended
                                                                August 31, 2002(d)
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                    $ 11.11
                                                                     --------
Income from investment operations
Net investment income                                                     .44
Net realized and unrealized gain (loss) on investment
transactions                                                             (.01)
                                                                     --------
      Total from investment operations                                    .43
                                                                     --------
Less distributions
Dividends from net investment income                                     (.45)
Distributions in excess of net investment income                           --
                                                                     --------
      Total distributions                                                (.45)
                                                                     --------
Net asset value, end of year                                          $ 11.09
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                         4.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $10,071
Average net assets (000)                                              $ 9,188
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               1.37%
   Expenses, excluding distribution and service (12b-1)
      fees                                                                .62%
   Net investment income                                                 4.07%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Effective September 1, 2001 the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. There was no effect of this change for the year ended August 31, 2002 on net investment income per share, net realized and unrealized gain/(loss) per share.The effect of this change on the ratio of net investment income was an increase from 4.06% to 4.07%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.

    36                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Financial Highlights Cont'd.

                                       Class C
-------------------------------------------------------------------------------------
                                Year Ended August 31,
-------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998
-------------------------------------------------------------------------------------
     $10.67               $10.49              $  11.19              $10.71
    -------              -------              --------             -------
        .47                  .49                   .50(a)              .52(a)
        .44                  .18                  (.70)                .49
    -------              -------              --------             -------
        .91                  .67                  (.20)               1.01
    -------              -------              --------             -------
       (.47)                (.49)                 (.50)               (.52)
         --(c)                --(c)                 --                (.01)
    -------              -------              --------             -------
       (.47)                (.49)                 (.50)               (.53)
    -------              -------              --------             -------
     $11.11               $10.67              $  10.49              $11.19
    -------              -------              --------             -------
    -------              -------              --------             -------
       8.71%                6.66%                (1.91)%              9.60%
     $9,394               $8,309              $ 10,847              $5,960
     $8,346               $9,021              $  9,088              $4,491
       1.37%                1.36%                 1.31%(a)            1.33%(a)
        .62%                 .61%                  .56%(a)             .58%(a)
       4.33%                4.71%                 4.53%(a)            4.74%(a)

    See Notes to Financial Statements                                     37

       Prudential California Municipal Fund      California Income Series
             Financial Highlights Cont'd.

                                                                     Class Z
                                                               -------------------
                                                                   Year Ended
                                                               August 31, 2002(d)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                   $ 11.11
                                                                     -------
Income from investment operations
Net investment income                                                    .52
Net realized and unrealized gain (loss) on investment
transactions                                                            (.01)
                                                                     -------
      Total from investment operations                                   .51
                                                                     -------
Less distributions
Dividends from net investment income                                    (.53)
Distributions in excess of net investment income                          --
                                                                     -------
      Total distributions                                               (.53)
                                                                     -------
Net asset value, end of year                                         $ 11.09
                                                                     -------
                                                                     -------
TOTAL RETURN(b):                                                        4.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                        $ 6,148
Average net assets (000)                                             $ 4,712
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               .62%
   Expenses, excluding distribution and service (12b-1)
      fees                                                               .62%
   Net investment income                                                4.78%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Effective September 1, 2001 the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. There was no effect of this change for the year ended August 31, 2002 on net investment income per share, net realized and unrealized gain/(loss) per share or on the ratio of net investment income. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.

    38                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Financial Highlights Cont'd.

                                   Class Z
-----------------------------------------------------------------------------
                            Year Ended August 31,
-----------------------------------------------------------------------------
   2001           2000           1999                     1998
-----------------------------------------------------------------------------
  $10.65         $10.49         $11.19                   $ 10.71
----------     ----------     ----------                 -------
     .55            .56            .58(a)                    .61(a)
     .46            .16           (.70)                      .49
----------     ----------     ----------                 -------
    1.01            .72           (.12)                     1.10
----------     ----------     ----------                 -------
    (.55)          (.56)          (.58)                     (.61)
      --(c)          --(c)          --                      (.01)
----------     ----------     ----------                 -------
    (.55)          (.56)          (.58)                     (.62)
----------     ----------     ----------                 -------
  $11.11         $10.65         $10.49                   $ 11.19
----------     ----------     ----------                 -------
----------     ----------     ----------                 -------
    9.72%          7.26%         (1.18)%                   10.42%
  $4,052         $4,336         $5,449                   $ 4,507
  $4,292         $4,281         $4,725                   $ 3,312
     .62%           .61%           .56%(a)                   .58%(a)
     .62%           .61%           .56%(a)                   .58%(a)
    5.09%          5.45%          5.28%(a)                  5.49%(a)

    See Notes to Financial Statements                                     39

       Prudential California Municipal Fund     California Income Series
             Report of Independent Accountants

To the Shareholders and Trustees of
Prudential California Municipal Fund, California Income Series

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential California Municipal Fund, California Income Series (one of the portfolios constituting Prudential California Municipal Fund, hereafter referred to as the 'Fund') at August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
October 15, 2002

       Prudential California Municipal Fund     California Income Series
             Federal Income Tax Information (Unaudited)

      We are required by the Internal Revenue Code to advise you within 60 days of the Series' fiscal year end (August 31, 2002) as to the federal tax status of dividends paid by the Series during such fiscal year. Accordingly, we are advising you that in the fiscal year ended August 31, 2002, dividends paid from net investment income of $.49 per share for Class A shares, $.47 per Class B share, $.44 per Class C share and $.52 per Class Z share were substantially federally tax-exempt interest dividends.

      We wish to advise you that the corporate dividends received deduction for the Series is zero. Only funds that invest in U.S. equity securities are entitled to pass-through a corporate dividends received deduction.

      In January 2003, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to federal tax status of the distributions received by you in calendar 2002.
                                                                          41

  Prudential California Municipal Fund      California Income Series
                                            www.prudential.com (800) 225-1852
             Management of the Fund (Unaudited)

      Information pertaining to the Trustees of the Fund is set forth below. Trustees who are not deemed to be 'interested persons' of the Fund, as defined in the Investment Company Act of 1940, as amended (the Investment Company Act or the 1940 Act) are referred to as 'Independent Trustees.' Trustees who are deemed to be 'interested persons' of the Fund are referred to as 'Interested Trustees.' 'Fund Complex' consists of the Fund and any other investment companies managed by Prudential Investments LLC
      (PI).

       Independent Trustees

                                                                                 Term of Office
                                                                                   and Length
                                                            Position                of Time
                       Name, Address** and Age              With Fund              Served***
                       -------------------------------------------------------------------------
                       Eugene C. Dorsey (75)                Trustee                Since 1987

                       Delayne Dedrick Gold (64)            Trustee                Since 1984

                       Thomas T. Mooney (60)                Trustee                Since 1986

                       Stephen P. Munn (60)                 Trustee                Since 1999
                                                                                                     Number of
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       ------------------------------------------------------------------------------------------
                       Eugene C. Dorsey (75)            Retired President, Chief Executive              78
                                                        Officer and Trustee of the Gannett
                                                        Foundation (now Freedom Forum) (since
                                                        December 1989); formerly Publisher of
                                                        four Gannett newspapers and Vice
                                                        President of Gannett Co., Inc.;
                                                        Chairman of Independent Sector,
                                                        Washington, D.C. (largest national
                                                        coalition of philanthropic
                                                        organizations); Chairman of the
                                                        American Council for the Arts;
                                                        Director of the Advisory Board of
                                                        Chase Manhattan Bank of Rochester.

                       Delayne Dedrick Gold (64)        Marketing Consultant.                           89

                       Thomas T. Mooney (60)            President of the Greater Rochester              95
                                                        Metro Chamber of Commerce; formerly
                                                        Rochester City Manager; formerly
                                                        Deputy Monroe County Executive;
                                                        Trustee of Center for Governmental
                                                        Research, Inc.; Director of Blue
                                                        Cross of Rochester, Monroe County
                                                        Water Authority and Executive Service
                                                        Corps of Rochester.

                       Stephen P. Munn (60)             Formerly Chief Executive Officer                73
                                                        (1988-2001) and President of Carlisle
                                                        Companies Incorporated.


                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       ----------------------------------------------------------------
                       Eugene C. Dorsey (75)            Director (since 1996) of
                                                        First Financial Fund, Inc.
                                                        and Director (since 1996) of
                                                        The High Yield Plus Fund,
                                                        Inc.

                       Delayne Dedrick Gold (64)

                       Thomas T. Mooney (60)            Director, President and
                                                        Treasurer (since 1986) of
                                                        First Financial Fund, Inc.
                                                        and Director (since 1988) of
                                                        The High Yield Plus Fund,
                                                        Inc.

                       Stephen P. Munn (60)             Chairman of the Board (since
                                                        January 1994) and Director
                                                        (since 1988) of Carlisle
                                                        Companies Incorporated
                                                        (manufacturer of industrial
                                                        products); Director of
                                                        Gannett Co. Inc. (publishing
                                                        and media).

    42                                                                    43

   Prudential California Municipal Fund      California Income Series
                                             www.prudential.com  (800) 225-1852
             Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office
                                                                                   and Length
                                                            Position                of Time
                       Name, Address** and Age              With Fund              Served***
                       -------------------------------------------------------------------------
                       Richard A. Redeker (59)              Trustee                Since 1993

                       Nancy H. Teeters (72)                Trustee                Since 1984

                       Louis A. Weil, III (61)              Trustee                Since 1996
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       ---------------------------------------------------------------------------------------------
                       Richard A. Redeker (59)          Formerly Management Consultant of               73
                                                        Invesmart, Inc. (August 2001-October
                                                        2001); formerly employee of PI
                                                        (October 1996-December 1998)

                       Nancy H. Teeters (72)            Economist; formerly Vice President              72
                                                        and Chief Economist of International
                                                        Business Machines Corporation;
                                                        formerly Director of Inland Steel
                                                        Industries (July 1984-1999), formerly
                                                        Governor of The Federal Reserve
                                                        (September 1978-June 1984).

                       Louis A. Weil, III (61)          Formerly Chairman (January 1999-July            73
                                                        2000), President and Chief Executive
                                                        Officer (January 1996-July 2000) and
                                                        Director (since September 1991) of
                                                        Central Newspapers, Inc.; formerly
                                                        Chairman of the Board (January
                                                        1996-July 2000), Publisher and Chief
                                                        Executive Officer (August
                                                        1991-December 1995) of Phoenix
                                                        Newspapers, Inc.

    44                                                                    45

   Prudential California Municipal Fund      California Income Series
                                             www.prudential.com (800) 225-1852
             Management of the Fund (Unaudited) Cont'd.

       Interested Trustees

                                                                                 Term of Office
                                                                                   and Length
                                                            Position                of Time
                       Name, Address** and Age              With Fund              Served***
                       -------------------------------------------------------------------------
                       *Robert F. Gunia (55)                Vice President         Since 1996
                                                            and Trustee

                       *David R. Odenath, Jr. (45)          President and          Since 1999
                                                            Trustee
                                                                                                     Number of
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       -------------------------------------------------------------------------------------------
                       *Robert F. Gunia (55)            Executive Vice President and Chief              112
                                                        Administrative Officer (since June
                                                        1999) of PI; Executive Vice President
                                                        and Treasurer (since January 1996) of
                                                        PI; President (since April 1999) of
                                                        Prudential Investment Management
                                                        Services LLC (PIMS); Corporate Vice
                                                        President (since September 1997) of
                                                        The Prudential Insurance Company of
                                                        America (Prudential); formerly Senior
                                                        Vice President (March 1987-May 1999)
                                                        of Prudential Securities Incorporated
                                                        (Prudential Securities); formerly
                                                        Chief Administrative Officer (July
                                                        1989-September 1996), Director
                                                        (January 1989-September 1996) and
                                                        Executive Vice President, Treasurer
                                                        and Chief Financial Officer (June
                                                        1987-December 1996) of PMF; Vice
                                                        President and Director (since May
                                                        1992) of Nicholas-Applegate Fund,
                                                        Inc.

                       *David R. Odenath, Jr. (45)      President, Chief Executive Officer              115
                                                        and Chief Operating Officer (since
                                                        June 1999) of PI; Senior Vice
                                                        President (since June 1999) of
                                                        Prudential; formerly Senior Vice
                                                        President (August 1993-May 1999) of
                                                        PaineWebber Group, Inc.

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       -----------------------------------------------------------------
                       *Robert F. Gunia (55)            Vice President and Director
                                                        (since May 1989) of The Asia
                                                        Pacific Fund, Inc.

                       *David R. Odenath, Jr. (45)


    46                                                                    47

  Prudential California Municipal Fund      California Income Series
                                            www.prudential.com   (800) 225-1852
             Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office
                                                                                   and Length
                                                            Position                of Time
                       Name, Address** and Age              With Fund              Served***
                       -------------------------------------------------------------------------
                       *Judy A. Rice (54)                   Vice President         Since 2000
                                                            and Trustee
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       --------------------------------------------------------------------------------------------
                       *Judy A. Rice (54)               Executive Vice President (since 1999)           111
                                                        of PI; formerly various positions to
                                                        Senior Vice President (1992-1999) of
                                                        Prudential Securities; and various
                                                        positions to Managing Director
                                                        (1975-1992) of Salomon Smith Barney;
                                                        Member of Board of Governors of the
                                                        Money Management Institute; Member of
                                                        the Prudential Securities Operating
                                                        Council and a Member of the Board of
                                                        Directors for the National
                                                        Association for Variable Annuities.

      Information pertaining to the officers of the Fund who are not Trustees is set forth below.

       Officers

                                                                                 Term of Office
                                                                                   and Length
                                                            Position                of Time
                       Name, Address** and Age              With Fund              Served***
                       -------------------------------------------------------------------------
                       Grace C. Torres (43)                 Treasurer and          Since 1996
                                                            Principal
                                                            Financial and
                                                            Accounting
                                                            Officer

                       Deborah A. Docs (44)                 Secretary              Since 1989

                                                                Principal Occupations
                       Name, Address** and Age                   During Past 5 Years
                       -------------------------------------------------------------------------
                       Grace C. Torres (43)             Senior Vice President (since January
                                                        2000) of PI; formerly First Vice
                                                        President (December 1996-January
                                                        2000) of PIFM and First Vice
                                                        President (March 1993-1999) of
                                                        Prudential Securities.

                       Deborah A. Docs (44)             Vice President and Corporate Counsel
                                                        (since January 2001) of Prudential;
                                                        Vice President and Assistant
                                                        Secretary (since December 1996) of
                                                        PI.

    48                                                                    49

   Prudential California Municipal Fund      California Income Series
                                             www.prudential.com (800) 225-1852
             Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office
                                                                                   and Length
                                                            Position                of Time
                       Name, Address** and Age              With Fund              Served***
                       -------------------------------------------------------------------------
                       Marguerite E.H. Morrison (46)        Assistant              Since 2002
                                                            Secretary

                       Maryanne Ryan (38)                   Anti-Money             Since 2002
                                                            Laundering
                                                            Compliance
                                                            Officer

                                                                Principal Occupations
                       Name, Address** and Age                   During Past 5 Years
                       ----------------------------------------------------------------------
                       Marguerite E.H. Morrison (46)    Vice President and Chief Legal
                                                        Officer - Mutual Funds and Unit
                                                        Investment Trusts (since August 2000)
                                                        of Prudential; Senior Vice President
                                                        and Assistant Secretary (since
                                                        February 2001) of PI; Vice President
                                                        and Assistant Secretary of PIMS
                                                        (since October 2001), previously Vice
                                                        President and Associate General
                                                        Counsel (December 1996 - February
                                                        2001) of PI and Vice President and
                                                        Associate General Counsel (September
                                                        1987 - September 1996) of Prudential
                                                        Securities.

                       Maryanne Ryan (38)               Vice President, Prudential (since
                                                        November 1998), First Vice President,
                                                        Prudential Securities (March 1997 -
                                                        May 1998).

------------------

    * 'Interested' Trustee, as defined in the 1940 Act, by reason of employment with the Manager, the Subadviser or the Distributor.
   ** Unless otherwise noted, the address of the Trustees and Officers is c/o:
      Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark,
      New Jersey 07102.
  *** There is no set term of office for Trustees and officers. The Independent
      Trustees have adopted a retirement policy, which calls for the retirement of
      Trustees on December 31 of the year in which they reach the age of 75. The table shows the number of years for which they have served as Trustee and/or officer.
 **** This column includes only directorships of companies required to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is,
      'public companies') or other investment companies registered under the 1940 Act.

Additional information about the Fund's Trustees is included in the Fund's Statement of Additional Information which is available without charge, upon request, by calling (800) 225-1852 or (732) 482-7555 (Calling from outside the U.S.)

    50                                                                    51

Prudential California Municipal Fund       California Income Series

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
--------------------------------------

Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Index Series Fund
     Prudential Stock Index Fund
Prudential Tax-Managed Funds
     Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
     Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
     Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
     Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
     Prudential Financial Services Fund
     Prudential Health Sciences Fund
     Prudential Technology Fund
     Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
     Prudential Global Growth Fund
     Prudential International Value Fund
     Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
     Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
     Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
     California Series
     California Income Series
Prudential Municipal Bond Fund
     High Income Series
     Insured Series
                     www.prudential.com   (800) 225-1852

Prudential Municipal Series Fund
     Florida Series
     New Jersey Series
     New York Series
     Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
     Liquid Assets Fund
     National Money Market Fund
Prudential Government Securities Trust
     Money Market Series
     U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
     Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
     California Money Market Series
Prudential Municipal Series Fund
     New Jersey Money Market Series
     New York Money Market Series

Tax-Free Money Market Funds
Command Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Special Money Market Fund, Inc.*
     Money Market Series

STRATEGIC PARTNERS
MUTUAL FUNDS**
---------------------------------------------

Strategic Partners Asset Allocation Funds
   Strategic Partners Conservative Growth Fund
   Strategic Partners Moderate Growth Fund
   Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
   Strategic Partners
      Large Capitalization Growth Fund
   Strategic Partners
      Large Capitalization Value Fund
   Strategic Partners
      Small Capitalization Growth Fund
   Strategic Partners
      Small Capitalization Value Fund
   Strategic Partners
      International Equity Fund
   Strategic Partners
      Total Return Bond Fund

Strategic Partners Opportunity Funds
   Strategic Partners Focused Growth Fund
   Strategic Partners New Era Growth Fund
   Strategic Partners Focused Value Fund
     Strategic Partners Mid-Cap Value Fund

Special Money Market Fund, Inc.*
     Money Market Series

 *This Fund is not a direct purchase money fund and is only an exchangeable money fund.

**Not exchangeable with Prudential mutual funds.

Prudential California Municipal Fund       California Income Series

Getting the Most from Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this-- they don't read annual and semiannual reports. It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

WE THINK THAT'S A MISTAKE
At Prudential, we've made some changes to our mutual funds report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

PERFORMANCE AT A GLANCE
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in the returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. Please keep in mind that past performance is not indicative of future results.

                              www.prudential.com    (800) 225-1852

INVESTMENT ADVISER'S REPORT
The portfolio manager, who invests your money for you, reports on successful--and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

PORTFOLIO OF INVESTMENTS
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the "Investment Adviser's Report" section that doesn't appear in this listing, because it was sold before the close of the reporting period.

STATEMENT OF ASSETS AND LIABILITIES
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares.
The net asset value is reduced by payment of your dividend, capital gain, or other distribution--but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

STATEMENT OF OPERATIONS
This is the income statement, which details income
(mostly interest and dividends earned) and expenses
(including what you pay us to manage your money).
You'll also see capital gains here--both realized and unrealized.

Prudential California Municipal Fund       California Income Series

Getting the Most from Your Prudential Mutual Fund

STATEMENT OF CHANGES IN NET ASSETS
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

NOTES TO FINANCIAL STATEMENTS
This is the kind of technical material that can intimidate readers, but it does contain useful information. The notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential mutual funds prices securities. The notes also explain who manages and distributes the Fund's shares and, more important, how much they are paid for doing so. Finally, the notes explain how many shares are outstanding and the number issued and redeemed over the period.

FINANCIAL HIGHLIGHTS
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

INDEPENDENT ACCOUNTANT'S REPORT
Once a year, an independent accountant looks over our books and certifies that the financial statements are fairly presented in accordance with generally accepted accounting principles.

TAX INFORMATION
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

                          www.prudential.com    (800) 225-1852

PERFORMANCE COMPARISON
These charts are included in the annual report and are required by the Securities Exchange Commission.
Performance is presented here as the return on a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided.
Investors cannot invest directly in an index.

Prudential California Municipal Fund       California Income Series

Class A     Growth of a $10,000 Investment

                          (CHART)

Average Annual Total Returns as of 8/31/02

                     One Year     Five Years      Ten Years     Since Inception
With Sales Charge      1.41%     5.26% (5.24)    6.62% (6.45)     7.23% (7.02)
Without Sales Charge   4.54%     5.90% (5.88)    6.94% (6.78)     7.50% (7.30)

Past performance is not indicative of future results.
Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The best- and worst- year information within the graph is designed to give you an idea of how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of annual total returns for the ten-year period. The graph compares a $10,000 investment in Prudential
California Municipal Fund/California Income Series
(Class A shares) with a similar investment in the Lehman Brothers Municipal Bond Index (the Index) by portraying the initial account values at the beginning of the ten-year period for Class A shares
(August 31, 1992) and the account values at the end of the current fiscal year (August 31, 2002), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees
(including management fees) were deducted; and (c) all dividends and distributions were reinvested.
Without the distribution and service (12b-1) fee waiver for Class A shares, the returns would have been lower. The numbers in parentheses show the Series' average annual total returns without waiver of fees and/or expense subsidization. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on the Series' distributions or following the redemption of the Series' shares.

The Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed. The Index's total returns include the reinvestment of all dividends, but do not include the effect of sales charges, operating expenses, or taxes of a mutual fund. The securities that comprise the Index may differ substantially from the securities in the Series. The
Index is not the only one that may be used to characterize performance of municipal bond funds.
Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with Securities and Exchange Commission (SEC) regulations.

                                www.prudential.com    (800) 225-1852

Class B     Growth of a $10,000 Investment

                          (CHART)

Average Annual Total Returns as of 8/31/02
                      One Year     Five Years     Since Inception
With Sales Charge      -0.70%     5.44% (5.42)     5.82% (5.71)
Without Sales Charge    4.29%     5.60% (5.58)     5.82% (5.71)

Past performance is not indicative of future results.
Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The best- and worst- year information within the graph is designed to give you an idea of how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of annual total returns since inception of the share class. The graph compares a $10,000 investment in the Prudential
California Municipal Fund/ California Income Series
(Class B shares) with a similar investment in the Index by portraying the initial account values at the commencement of operations of Class B shares
(December 7, 1993) and the account values at the end of the current fiscal year (August 31, 2002), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable contingent deferred sales charge (CDSC) was deducted from the value of the investment in Class B shares, assuming full redemption on August 31, 2002; (b) all recurring fees (including management fees) were deducted; and
(c) all dividends and distributions were reinvested.
Approximately seven years after purchase, Class B shares automatically convert to Class A shares on a quarterly basis. The numbers in parentheses show the Series' average annual total returns without waiver of fees and/or expense subsidization. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on the Series' distributions or following the redemption of the Series' shares.

The Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed. The Index's total returns include the reinvestment of all dividends, but do not include the effect of sales charges, operating expenses, or taxes of a mutual fund. The securities that comprise the Index may differ substantially from the securities in the Series. The
Index is not the only one that may be used to characterize performance of municipal bond funds.
Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with SEC regulations.

Prudential California Municipal Fund       California Income Series

Class C     Growth of a $10,000 Investment

                            (CHART)

Average Annual Total Returns as of 8/31/02

                     One Year     Five Years     Since Inception
With Sales Charge      1.99%     5.12% (5.10)     5.94% (5.85)
Without Sales Charge   4.02%     5.33% (5.31)     6.07% (5.99)

Past performance is not indicative of future results.
Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The best- and worst- year information within the graph is designed to give you an idea of how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of annual total returns since inception of the share class. The graph compares a $10,000 investment in the Prudential
California Municipal Fund/California Income Series
(Class C shares) with a similar investment in the Index by portraying the initial account values at the commencement of operations of Class C shares (August
1, 1994) and the account values at the end of the current fiscal year (August 31, 2002), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that
(a) the applicable front-end sales charge was deducted from the initial $10,000 investment in Class
C shares; (b) the maximum applicable CDSC was deducted from the value of the investment in Class C shares, assuming full redemption on August 31, 2002;
(c) all recurring fees (including fees) were deducted; and (d) all dividends and distributions were reinvested. The numbers in parentheses show the Series' average annual total returns without waiver of fees and/or expense subsidization. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on the Series' distributions or following the redemption of the Series' shares.

The Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed. The Index's total returns include the reinvestment of all dividends, but do not include the effect of sales charges, operating expenses, or taxes of a mutual fund. The securities that comprise the Index may differ substantially from the securities in the Series. The
Index is not the only one that may be used to characterize performance of municipal bond funds.
Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with SEC regulations.

                                www.prudential.com    (800) 225-1852

Class Z     Growth of a $10,000 Investment

Average Annual Total Returns as of 8/31/02

One Year     Five Years     Since Inception
  4.80%     6.12% (6.10)     6.63% (6.61)

Past performance is not indicative of future results.
Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The best- and worst- year information within the graph is designed to give you an idea of how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of annual total returns since inception of the share class. The graph compares a $10,000 investment in the Prudential
California Municipal Fund/California Income Series
(Class Z shares) with a similar investment in the Index by portraying the initial account values at the commencement of operations of Class Z shares
(September 18, 1996) and the account values at the end of the current fiscal year (August 31, 2002), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. The numbers in parentheses show the Series' average annual total returns without waiver of fees and/or expense subsidization. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on the Series' distributions or following the redemption of the Series' shares.

The Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed. The Index's total returns include the reinvestment of all dividends, but do not include the effect of sales charges, operating expenses, or taxes of a mutual fund. The securities that comprise the Index may differ substantially from the securities in the Series. The
Index is not the only one that may be used to characterize performance of municipal bond funds.
Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with SEC regulations.

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's website at:
www.prudential.com

TRUSTEES
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

OFFICERS
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
Marguerite E. H. Morrison, Assistant
   Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
Prudential Investment
   Management, Inc.
Gateway Center Two
Newark, NJ 07102

DISTRIBUTOR
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.

Fund Symbols    Nasdaq      CUSIP
------------    -----       -----
  Class A       PBCAX     744313305
  Class B       PCAIX     744313404
  Class C       PCICX     744313800
  Class Z       PCIZX     744313875

MF146E   IFS-A074905

ANNUAL REPORT
AUGUST 31, 2002

Prudential
CALIFORNIA MUNICIPAL FUND/
CALIFORNIA MONEY MARKET SERIES

FUND TYPE
Money market

OBJECTIVE
The highest level of current income that is exempt from California State and federal income taxes, consistent with liquidity and the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.


Prudential Financial is a service mark of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

(LOGO) Prudential Financial

Prudential California Municipal Fund     California Money Market Series

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential California Municipal Fund/California Money Market Series (the Series) seeks to provide the highest level of current income that is exempt from California State and federal income taxes, consistent with liquidity and the preservation of capital. The Series intends to invest primarily in a portfolio of short-term, tax-exempt debt securities with effective remaining maturities of 13 months or less from the state of California, its municipalities, local governments, and other qualifying issuers (such as issuers located in Puerto Rico, Guam, and the U.S. Virgin Islands). There can be no assurance that the Series will achieve its investment objective.

State Specific Money Fund Yield Comparison
(Chart)
                                       www.prudential.com       (800) 225-1852

Annual Report     August 31, 2002

Fund Facts     As of 8/31/02

                           7-Day           Net Asset       Taxable Equivalent Yield*    Weighted Avg.     Net Assets
                        Current Yld.     Value (NAV)     @ 30%     @ 35%     @ 38.6%     Mat. (WAM)       (Millions)
CA Money
Market Series              0.74%             $1.00       1.17%     1.26%     1.33%       64 Days             $241
iMoneyNet, Inc.
State Specific Retail
California Avg.**          0.71%             $1.00       1.12%     1.20%     1.27%       49 Days              N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

*Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.

**iMoneyNet, Inc. reports the 7-Day Current Yield, NAV, and WAM on Mondays. This is the data of all funds in the iMoneyNet, Inc. State Specific Retail California Average category as of August 26, 2002, the closest date to the end of our reporting period.

Weighted Average Maturity Comparison
(Chart)

(Logo) Prudential Financial         October 15, 2002

DEAR SHAREHOLDER,
The reporting period for the California Money Market Series--the year ended August 31, 2002--was a time of significant developments in the U.S. economy and the financial markets. The $10 trillion economy began to recover from its first recession in a decade, helped by repeated short-term interest-rate cuts by the Federal Reserve (the Fed) in 2001. The economic recovery slowed and accounting scandals involving high- profile companies in the United States battered financial markets in 2002. As a result, the Fed left short-term rates near record lows.

In this environment characterized by investor pessimism and distrust, money market funds that invest in either taxable or tax-exempt securities remained a viable alternative for those seeking investments that offer relative safety and liquidity. Through analysis of interest-rate trends and developments within the tax-exempt money market, the Series' management team crafted an investment strategy that enabled the Series to provide a competitive yield during its fiscal year. The Series also maintained its net asset value at $1 per share.

A detailed discussion of market conditions for municipal money market securities and the Series' investments are on the following pages. Thank you for your continued confidence in Prudential mutual funds.

Sincerely,


David R. Odenath, Jr., President
Prudential California Municipal Fund

Prudential California Municipal Fund     California Money Market Series

Annual Report     August 31, 2002

INVESTMENT ADVISER'S REPORT

FACING A CHALLENGING INVESTMENT ENVIRONMENT
Municipal money market funds offered investors a welcome respite from financial markets that grew more volatile during our fiscal year that began September 1, 2001. Terrorist attacks on the United States, news of corporate fraud at key U.S. firms, and a deepening conflict in the Middle East roiled stock and bond markets. While money market investments offered some relief from volatility, these developments and the Fed's rate cuts drove municipal money market yields lower for most of our fiscal year.

With the trend toward lower yields, one of the greatest challenges we faced was finding securities that provided attractive yields to enhance the Series' income stream. Timing was critical. For example, in September 2001, we invested in tax-exempt commercial paper that matured in two months and at the end of 2001. Purchasing these securities at that time rather than shorter-term alternatives proved to be a good choice as yields fell sharply when the Fed cut short-term rates in October, November, and December 2001. (Fed policymakers lowered borrowing costs 11 times in 2001 to help the economy rebound from its first downturn in a decade.)

RATE-HIKE FORECAST FUELED BUYING OPPORTUNITIES
The new calendar year brought the "January effect," an annual occurrence that drives down yields as investors reinvest cash from coupon payments, bond calls, and maturing bonds. Once the January effect faded, we avoided locking in yields on one-year California issues out of concern that yields would climb if the Fed had completed its campaign to ease monetary policy. As it turned out, the Fed had finished its round of rate cuts. Its assessment of risk to the economy changed from weakness to an even balance between weakness and inflation, hinting that the Fed could soon begin to hike short-term rates. Improving economic conditions in the first three months of 2002 lent credence to this outlook for monetary policy. Thus, municipal money market yields climbed sharply during March and early April 2002.

Prudential California Municipal Fund     California Money Market Series

Annual Report     August 31, 2002

We viewed the rise in yields as a good buying opportunity. Therefore we invested in bonds that will be put (or sold back) to the issuer at 100% of their face value in February 2003. The bonds were issued by California Statewide Communities Development Authority on behalf of the Kaiser Permanente health system. Investing heavily in longer-term municipal money market issues during this time worked well because municipal money market yields began to decline again later in the spring. Yields fell again once it became clear the Fed would not increase short-term rates because economic growth slowed of its own accord. The Fed was also expected to leave rates unchanged as news of accounting and corporate governance scandals at U.S. firms made matters worse for the bear market in stocks.

The next good buying opportunity occurred from June to July 2002, which is "note season" in California, when issuers turn to the fixed income market for cash flow financing. We significantly extended the Series' weighted average maturity (WAM) by purchasing tax and revenue anticipation notes of Sacramento County as well as San Diego County and School District. (WAM measures a fund's sensitivity to changes in interest rates. It considers the maturity and quantity of each security held in a portfolio.) Having a longer WAM helped the Series' yield remain higher for a longer time as municipal money market yields headed even lower.

WEIGHING RISK OF A "DOUBLE DIP" RECESSION
As the summer of 2002 continued, financial markets remained volatile and some data pointed to further deterioration in economic conditions. There was even talk that the economy might sink into a so-called double dip recession and that the Fed would resume reducing short-term rates. Some investors who expected another rate cut rushed to lock in yields on one-year securities out of fear that yields were headed sharply lower. Increasing demand for one-year issues caused the municipal money market yield curve to invert, that is, yields on one-year issues fell below yields on shorter-term issues. Because we did not think the economy was headed back into a recession, we did not expect the Fed to resume cutting rates. Therefore we avoided buying one-year securities, which had become expensive. Instead, we purchased San Jose
                                       www.prudential.com  (800) 225-1852

Multifamily Housing revenue bonds that will be sold back to the issuer at 100% of their face value in December 2002. Proceeds from these bonds will provide the Series with liquidity to meet anticipated year-end outflows.

OUR CONSERVATIVE INVESTMENT STRATEGY
We remained more deliberative than usual concerning the credit quality of the California securities that we purchased. Like many other states, California's financial health weakened in its last fiscal year (July 1, 2001--June 30, 2002). However, the Golden State suffered more acutely since its tax structure placed particular emphasis on the various components of the personal income tax. The substantial falloff in the capital gains receipts component exacerbated this problem. Moreover, California spent roughly $6 billion of General Fund monies in an effort to stabilize skyrocketing rates for electricity in the state. It is expected that the roughly $11.95 billion financing of the Department of Water Resources this autumn will provide funds to reimburse the state, thereby aiding its financial position.

LOOKING AHEAD
Recently released data on the U.S. economy remains mixed, with some reports showing signs of strength while others show signs of weakness. We are keeping a close watch on economic developments because they will determine the direction of interest rates. That said, the fact that short-term rates are already near record lows means that economic conditions would have to deteriorate significantly for rates to decline much further. As for California securities, we await the sale of the state's revenue anticipation notes. The passage of California's budget, which occurred shortly after our fiscal year ended on August 31, 2002, will enable the state to issue about $12 billion of revenue anticipation notes in the fall of 2002. We also hope to take advantage of attractive investment opportunities that typically emerge in late December as yields often climb due to end-of-the-year redemptions from municipal money market funds.

Prudential California Municipal Fund Management Team

ANNUAL REPORT
AUGUST 31, 2002

Prudential
CALIFORNIA MUNICIPAL FUND/
CALIFORNIA MONEY MARKET SERIES


FINANCIAL STATEMENTS

       Prudential California Municipal Fund     California Money Market Series
             Portfolio of Investments as of August 31, 2002

                                     Moody's                              Principal
                                     Rating        Interest    Maturity   Amount         Value
Description (a)                      (Unaudited)   Rate        Date       (000)          (Note 1)
----------------------------------------------------------------------------------------------------------
ABC Uni. Sch. Dist., Ser. 2001,
 T.R.A.N.                            SP-1+(d)      2.00%       12/19/02   $ 10,000       $ 10,011,140
Alameda Cnty. Ind. Dev. Auth.
 Rev.,
 Niles Machine & Tool Works,
 Ser. 00A, F.R.W.D., A.M.T.          A-1+(d)       1.35         9/05/02        475            475,000
 Pacific Paper Tube Proj.,
 Ser. 2001, F.R.W.D., A.M.T.         A-1+(d)       1.35         9/05/02      2,700          2,700,000
Bear Stearns Municipal Secs. Trust
 Cert., G.O., Ser. 2001-135,
 Cl. A, 144A, F.G.I.C., F.R.D.D.     A-1(d)        1.75         9/03/02        850            850,000
Berkeley G.O., Ser. 2001, T.R.A.N.   MIG1          3.00        12/05/02      3,000          3,008,425
California Educational Fac. Auth.
 Rev.,
 Carnegie Institution, Ser. 93B      VMIG1         1.25        10/04/02      5,000          5,000,000
 Art Center College of Design,
 Ser. B, T.E.C.P.                    VMIG1         1.40         9/05/02      3,350          3,350,000
California Poll. Ctrl. Fin. Auth.
 Rev.
 Solid Waste Disp. Rev., Bos Farms
 Proj., F.R.W.D., A.M.T.             A-1+(d)       1.60         9/05/02      1,550          1,550,000
 Wadham Energy, Ser. B, F.R.W.D.,
 A.M.T.                              A-1+(d)       1.35         9/04/02      2,750          2,750,000
 Wadham Energy, Ser. C, F.R.W.D.,
 A.M.T.                              A-1+(d)       1.35         9/04/02     10,650         10,650,000
 Western Sky Dairy Proj.,
 Ser. 2001A, F.R.W.D., A.M.T.        A-1+(d)       1.40         9/05/02      5,000          5,000,000
California St. Dept. of Wtr. Res.
 Central Valley Proj. Rev., Wtr.
 Sys., Ser. M                        Aaa           8.50        12/01/02      1,000          1,015,884
California St. Econ. Dev. Fin.
 Auth. Rev., Mannesmann Dematic
 Rapistan Corp. Proj., Ser. 98,
 F.R.W.D., A.M.T.                    Aaa           1.33         9/05/02      3,200          3,200,000
California St. Pub. Wks. Brd.
 Lease Rev., Various Univ. Cal.
 Projs., Ser. 92A                    Aaa           6.60        12/01/02        500(c)         516,145
California St.,
 G.O., Ser. 142, F.G.I.C.,
 T.C.R.S., F.R.W.D.                  A-1+(d)       1.36         9/05/02     11,870         11,870,000

    See Notes to Financial Statements                                      7

       Prudential California Municipal Fund     California Money Market Series
             Portfolio of Investments as of August 31, 2002 Cont'd.

                                     Moody's                              Principal
                                     Rating        Interest    Maturity   Amount         Value
Description (a)                      (Unaudited)   Rate        Date       (000)          (Note 1)
----------------------------------------------------------------------------------------------------------
 Veterans G.O., Ser. 00A,
 A.M.B.A.C., A.M.T., M.E.R.L.O.T.    VMIG1         1.40%        9/04/02   $  5,000       $  5,000,000
 Veterans G.O., Ser. 239,
 A.M.B.A.C., A.M.T., T.C.R.S.,
 F.R.W.D.                            A-1+(d)       1.39         9/05/02      5,445          5,445,000
California Statewide Cmntys.
 Dev. Auth.,
 Biola Univ. Ser. A, F.R.W.D.        VMIG1         1.40         9/05/02      8,600          8,600,000
 Dix Metals, Ser. 98B, F.R.W.D.,
 A.M.T.                              NR            1.35         9/04/02      5,045          5,045,000
 Kaiser Permanente, Ser. 2001B
 A.N.N.M.T.                          VMIG2         2.25         2/01/03      2,500          2,500,000
 Kaiser Permanente, Ser. 2002B       VMIG2         1.70         7/01/03      6,500          6,500,000
 Karcher Prop. Ser. 1994C,
 F.R.W.D., A.M.T.                    VMIG1         1.35         9/04/02      2,000          2,000,000
 Propak-California Corp., Ser 94B,
 F.R.W.D., A.M.T.                    A-1+(d)       1.35         9/04/02      1,600          1,600,000
Contra Costa Cnty.,
 Merrithew Mem. Hosp., Ser. 154,
 F.R.W.D., M.B.I.A.                  VMIG1         1.36         9/05/02      5,795          5,795,000
 Wtr. Dist., Ser. A., T.E.C.P.       A-1+(d)       1.25         9/10/02      5,000          5,000,000
Irvine Cal. Impvt. Bond Act of
 1915, Assmt. Dist. 97-17,
 F.R.D.D.                            VMIG1         1.85         9/03/02        500            500,000
Kern Cnty. Superintendent of
 Schs., Master Lease, Ser. 96A,
 F.R.W.D., C.O.P.                    A-1+(d)       1.45         9/05/02      3,895          3,895,000
Lassen Mun. Util. Dist. Rev.,
 Refunding Rev., Ser. 96A,
 F.R.W.D., A.M.T., F.S.A.            VMIG1         1.40         9/05/02      5,400          5,400,000
Los Angeles Dept. of Wtr. & Pwr.,
 Elec. Plant Rev., Ser. 93           Aaa           6.13         1/15/03      1,000(c)       1,036,306
 Waterworks Rev., Ser. 99L,
 F.G.I.C., M.E.R.L.O.T.              VMIG1         1.35         9/04/02      1,700(c)       1,700,000
Los Angeles Uni. Sch. Dist., Ser.
 B, C.O.P., M.B.I.A.                 Aaa           5.00        10/01/02      1,450          1,453,282

    8                                      See Notes to Financial Statements

       Prudential California Municipal Fund     California Money Market Series
             Portfolio of Investments as of August 31, 2002 Cont'd.

                                     Moody's                              Principal
                                     Rating        Interest    Maturity   Amount         Value
Description (a)                      (Unaudited)   Rate        Date       (000)          (Note 1)
----------------------------------------------------------------------------------------------------------
Metropolitan Wtr. Dist. So. Cal.,
 Waterworks Rev., Ser. 990,
 M.E.R.L.O.T.                        VMIG1         1.35%        9/04/02   $  7,500       $  7,500,000
Oakland Rev., Ser. 00M,
 F.R.W.D.S., A.M.B.A.C.,
 M.E.R.L.O.T.                        VMIG1         1.35         9/04/02      1,500          1,500,000
Ontario Rev., Hsg. Fin., Ser. 97A,
 F.R.W.D., A.M.T.                    A-1+(d)       1.35         9/05/02      2,900          2,900,000
Port Oakland, Port Rev., Ser. 90D,
 M.B.I.A.                            Aaa           7.00        11/01/02        800            806,884
Redlands Multi-Fam. Rev. Hsg.,
 Orange Vlge. Apts. Proj.,
 Ser. 88A, F.R.W.D., A.M.T.          A-1+(d)       1.35         9/04/02      3,150          3,150,000
Redondo Beach Pub. Fin. Auth., Tax
 Alloc. Rev., Aviation High Redev.
 Proj., F.R.W.D.                     A-1(d)        1.40         9/05/02      4,480          4,480,000
Roaring Fork Municipal Prods. LLC,
 Cedar Springs Apt., Ser. 01-12,
 F.R.W.D., A.M.T., F.N.M.A.          A-1+(d)       1.36         9/05/02      9,560          9,560,000
 Rural Home Mtge. Fin. Auth.,
 Ser. 01-2, F.R.W.D., A.M.T.,
 F.N.M.A.                            A-1+(d)       1.36         9/05/02      5,945          5,945,000
 Sacramento Hsg. Auth.,
 Ser. 22, F.R.W.D., A.M.T.,
 F.N.M.A., G.N.M.A.                  A-1+(d)       1.36         9/05/02      7,020          7,020,000
Rubidoux Cmnty. Svcs. Dist. Wtr.
 Sys. Impvt. Proj., A.M.B.A.C.,
 C.O.P.                              Aaa           6.20        12/01/02      2,510(c)       2,588,294
Sacramento Cnty. Sanit. Dist. Fin.
 Auth. Rev., Ser. SSS, F.R.W.D.,
 M.E.R.L.O.T.                        VMIG1         1.35         9/04/02      2,300          2,300,000
Sacramento Cnty., G.O., Ser. 02A,
 T.R.A.N.                            MIG1          3.00         8/01/03     12,500         12,645,703
San Diego Cnty. & Sch. Dist.,
 T.R.A.N., Ser. 02B                  MIG1          3.00         7/31/03     10,000         10,111,955

    See Notes to Financial Statements                                      9

       Prudential California Municipal Fund     California Money Market Series
             Portfolio of Investments as of August 31, 2002 Cont'd.

                                     Moody's                              Principal
                                     Rating        Interest    Maturity   Amount         Value
Description (a)                      (Unaudited)   Rate        Date       (000)          (Note 1)
----------------------------------------------------------------------------------------------------------
San Francisco City & Cnty. Redev.
 Agency, Multi-Family Rev.,
 Orlando Cepeda Place, Ser. 00D.,
 F.R.W.D., A.M.T.                    A-1+(d)       1.40%        9/05/02   $ 14,900       $ 14,900,000
San Francisco City & Cnty. Unified
 Sch. Dist., G.O., T.R.A.N.          MIG1          2.50        12/10/02      5,500          5,511,851
San Joaquin Hills Trans. Corridor
 Agcy., Toll Road Rev., Sr. Lien     AAA(d)        7.00         1/01/03      1,000(c)       1,036,634
San Jose Fin. Auth. Lease Rev.,
 Ser. 02A                            MIG1          2.50        12/12/02      3,800          3,812,389
San Jose Multi-Family Hsg. Rev.,
 Pollard Plaza Apts. Ser. 02D,
 A.N.N.M.T., A.M.T.                  A-1+(d)       1.35        12/31/02     12,000         12,000,000
San Leandro Multi-Family Hsg.
 Rev., Carlton Plaza of San
 Leandro., Ser. A, F.R.W.D.,
 A.M.T.                              A-1+(d)       1.85         9/05/02      5,610          5,610,000
San Mateo Cnty., Multi-Family Hsg.
 Rev., Pacific Oaks Apts. Proj.,
 Ser. 87A, F.R.W.D., A.M.T.          VMIG1         1.40         9/04/02      2,600          2,600,000
University Rev.
 Multiple Purp. Proj., Ser. A        AAA(d)        6.88         9/01/02        750(c)         765,000
 Multiple Purp. Proj., Ser. D        AAA(d)        6.00         9/01/02      1,100(c)       1,122,000
Walnut Valley Unified Sch. Dist.,
 Sch. Fac. Bridge Fdg, Prog., Ser.
 1998, F.R.W.D., F.S.A., C.O.P.      VMIG1         1.35         9/05/02      3,000          3,000,000
                                                                                         ------------
Total Investments  101.2%
 (cost $244,281,892; (e))                                                                 244,281,892
Liabilities in excess of other
 assets  (1.2%)                                                                            (2,976,508)
                                                                                         ------------
Net Assets  100%                                                                         $241,305,384
                                                                                         ------------
                                                                                         ------------

    10                                     See Notes to Financial Statements

       Prudential California Municipal Fund     California Money Market Series
             Portfolio of Investments as of August 31, 2002 Cont'd.

(a) The following abbreviations are used in portfolio descriptions:
     A.M.B.A.C.--American Municipal Bond Assurance Corporation.
     A.M.T.--Alternative Minimum Tax.
     A.N.N.M.T.--Annual Mandatory Tender.
     C.O.P.--Certificates of Participation.
     F.G.I.C.--Financial Guaranty Insurance Company.
     F.N.M.A.--Federal National Mortgage Association.
     F.R.D.D.--Floating Rate (Daily) Demand Note (b).
     F.R.W.D--Floating Rate (Weekly) Demand Note (b).
     F.R.W.D.S.--Floating Rate (Weekly) Demand Synthetic Note (b).
     F.S.A.--Financial Security Assurance.
     G.N.M.A.--Government National Mortgage Association.
     G.O.--General Obligation.
     LLC--Limited Liability Company.
     M.B.I.A.--Municipal Bond Insurance Association.
     M.E.R.L.O.T.--Municipal Exempt Receipt--Liquid Optional Tender.
     T.C.R.S.--Transferable Custodial Receipts.
     T.E.C.P.--Tax-Exempt Commercial Paper.
     T.R.A.N.--Tax & Revenue Anticipation Note.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(d) Standard & Poor's Rating.
(e) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.

    See Notes to Financial Statements                                     11

       Prudential California Municipal Fund     California Money Market Series
             Statement of Assets and Liabilities

                                                                   August 31, 2002
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value      $ 244,281,892
Cash                                                                       85,577
Receivable for Series shares sold                                       1,502,617
Interest receivable                                                     1,068,408
Other assets                                                                3,493
                                                                   ---------------
      Total assets                                                    246,941,987
                                                                   ---------------
LIABILITIES
Payable for Series shares reacquired                                    5,341,416
Management fee payable                                                    111,854
Accrued expenses                                                          107,672
Dividends payable                                                          31,604
Distribution fee payable                                                   27,963
Deferred trustees' fees                                                    16,094
                                                                   ---------------
      Total liabilities                                                 5,636,603
                                                                   ---------------
NET ASSETS                                                          $ 241,305,384
                                                                   ---------------
                                                                   ---------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par value                 $   2,413,054
   Paid-in capital in excess of par                                   238,892,330
                                                                   ---------------
Net assets, August 31, 2002                                         $ 241,305,384
                                                                   ---------------
                                                                   ---------------
Net asset value, offering price and redemption price per share
   ($241,305,384 / 241,305,384 shares of beneficial interest
   issued and outstanding; unlimited number of shares
   authorized)                                                              $1.00
                                                                   ---------------
                                                                   ---------------

    12                                     See Notes to Financial Statements

       Prudential California Municipal Fund     California Money Market Series
             Statement of Operations

                                                                        Year
                                                                        Ended
                                                                   August 31, 2002
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                          $ 4,718,550
                                                                   ---------------
Expenses
   Management fee                                                      1,388,727
   Distribution fee                                                      347,182
   Custodian's fees and expenses                                          78,000
   Reports to shareholders                                                65,000
   Transfer agent's fees and expenses                                     60,000
   Legal fees and expenses                                                35,000
   Registration fees                                                      31,000
   Audit fee                                                              15,000
   Trustees' fees                                                         13,000
   Miscellaneous                                                           5,304
                                                                   ---------------
      Total expenses                                                   2,038,213
   Less: Custodian fee credit (Note 1)                                      (697)
                                                                   ---------------
       Net expenses                                                    2,037,516
                                                                   ---------------
Net investment income                                                  2,681,034
Net realized gain on investment transactions                               8,663
                                                                   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 2,689,697
                                                                   ---------------
                                                                   ---------------

    See Notes to Financial Statements                                     13

       Prudential California Municipal Fund     California Money Market Series
             Statement of Changes in Net Assets

                                                      Year Ended August 31,
                                                ----------------------------------
                                                     2002               2001
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                        $     2,681,034    $     7,292,952
   Net realized gain (loss) on investment
      transactions                                        8,663             (3,350)
                                                ---------------    ---------------
   Net increase in net assets resulting from
      operations                                      2,689,697          7,289,602
                                                ---------------    ---------------
Dividends and distributions (Note 1)                 (2,689,697)        (7,289,602)
                                                ---------------    ---------------
Series share transactions (at $1 per share)
   Net proceeds from shares sold                  1,043,084,045      1,339,520,004
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                   2,636,045          7,060,745
   Cost of shares reacquired                     (1,098,600,257)    (1,327,962,334)
                                                ---------------    ---------------
   Net increase (decrease) in net assets from
      Series share transactions                     (52,880,167)        18,618,415
                                                ---------------    ---------------
Total increase (decrease)                           (52,880,167)        18,618,415
NET ASSETS
Beginning of year                                   294,185,551        275,567,136
                                                ---------------    ---------------
End of year                                     $   241,305,384    $   294,185,551
                                                ---------------    ---------------
                                                ---------------    ---------------

    14                                     See Notes to Financial Statements

       Prudential California Municipal Fund     California Money Market Series
             Notes to Financial Statements

      Prudential California Municipal Fund (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of three series: California Series, California Income Series and California Money Market Series. These financial statements relate to California Money Market Series (the 'Series'). The financial statements of the other series are not presented herein. The Series commenced investment operations on March 3, 1989.

      The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from California state and federal income taxes with the minimum risk by investing in 'investment grade' tax-exempt securities having a maturity of 13 months or less and whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities of the Series are valued at
amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each Series in
the Fund is treated as a separate taxpaying entity. It is the Series' policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Series declares daily dividends from
net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Income distributions and capital gain distributions are
                                                                          15

       Prudential California Municipal Fund     California Money Market Series
             Notes to Financial Statements Cont'd.

determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested assets earn credits which reduce the fees charged by the custodian. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'), formerly known as Prudential Investments Fund Management LLC. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM's performance of such services. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Series has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Series. The Series compensates PIMS for distributing and servicing the Series' shares pursuant to a plan of distribution regardless of expenses actually incurred by PIMS. The Series pays PIMS for distributing and servicing the Series' shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Series' average daily net assets. The distribution fee is accrued daily and payable monthly.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the year ended August 31, 2002, the Series incurred fees of approximately $57,700 for the services of PMFS. As of August 31, 2002, approximately $4,800 of such fees

       Prudential California Municipal Fund     California Money Market Series
             Notes to Financial Statements Cont'd.

were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Distributions and Tax Information
For the year ended August 31, 2002, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets, of $2,689,697 was tax-exempt income.

      As of August 31, 2002, the accumulated undistributed earnings on a tax basis were $50,841 of tax-exempt income (including a timing difference of $31,604 for dividends payable).
                                                                          17

       Prudential California Municipal Fund     California Money Market Series
             Financial Highlights

                                                                        Year
                                                                        Ended
                                                                   August 31, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                    $    1.00
Net investment income and net realized gains                                .01
Dividends and distributions                                                (.01)
                                                                   ---------------
Net asset value, end of year                                          $    1.00
                                                                   ---------------
                                                                   ---------------
TOTAL RETURN(a):                                                            .97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $ 241,305
Average net assets (000)                                              $ 277,745
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees                .73%
   Expenses, excluding distribution and service (12b-1) fees                .61%
   Net investment income                                                    .97%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported.

    18                                     See Notes to Financial Statements

       Prudential California Municipal Fund     California Money Market Series
             Financial Highlights Cont'd.

                    Year Ended August 31,
-------------------------------------------------------------
   2001           2000           1999           1998
-------------------------------------------------------------
 $   1.00       $   1.00       $   1.00       $   1.00
      .03            .03            .02            .03
     (.03)          (.03)          (.02)          (.03)
----------     ----------     ----------     ----------
 $   1.00       $   1.00       $   1.00       $   1.00
----------     ----------     ----------     ----------
----------     ----------     ----------     ----------
     2.65%          2.83%          2.34%          2.81%
 $294,186       $275,567       $265,473       $301,278
 $281,475       $299,602       $289,155       $287,250
      .73%           .70%           .71%           .72%
      .60%           .58%           .59%           .60%
     2.59%          2.77%          2.30%          2.77%

    See Notes to Financial Statements                                     19

       Prudential California Municipal Fund     California Money Market Series
             Report of Independent Accountants

To the Shareholders and Trustees of
Prudential California Municipal Fund, California Money Market Series

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential California Municipal Fund, California Money Market Series (one of the portfolios constituting Prudential California Municipal Fund, hereafter referred to as the 'Fund') at August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 15, 2002

       Prudential California Municipal Fund     California Money Market Series
             Federal Income Tax Information (Unaudited)

      We are required by the Internal Revenue Code to advise you within 60 days of the Series' fiscal year end (August 31, 2002) as to the federal tax status of dividends and distributions paid by the Series during such fiscal year. Accordingly, we are advising you that for the year ended August 31, 2002, dividends paid from net investment income totaling $.01 per share were all federally tax-exempt interest dividends.

Prudential California Municipal Fund
California Money Market Series

www.prudential.com      (800) 225-1852

Management of the Fund (Unaudited)

      Information pertaining to the Trustees of the Fund is set forth below. Trustees who are not deemed to be 'interested persons' of the Fund, as defined in the Investment Company Act of 1940, as amended (the Investment Company Act or the 1940 Act) are referred to as 'Independent Trustees.' Trustees who are deemed to be 'interested persons' of the Fund are referred to as 'Interested Trustees.' 'Fund Complex' consists of the Fund and any other investment companies managed by Prudential Investments LLC
      (PI).

       Independent Trustees

                                                                                 Term of Office
                                                                                   and Length
                                                            Position                of Time
                       Name, Address** and Age              With Fund              Served***
                       -------------------------------------------------------------------------
                       Eugene C. Dorsey (75)                Trustee                Since 1987
                       Delayne Dedrick Gold (64)            Trustee                Since 1984
                       Thomas T. Mooney (60)                Trustee                Since 1986
                       Stephen P. Munn (60)                 Trustee                Since 1999

                                                                                                     Number of
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       -------------------------------  -------------------------------------------------------------
                       Eugene C. Dorsey (75)            Retired President, Chief Executive              78
                                                        Officer and Trustee of the Gannett
                                                        Foundation (now Freedom Forum) (since
                                                        December 1989); formerly Publisher of
                                                        four Gannett newspapers and Vice
                                                        President of Gannett Co., Inc.;
                                                        Chairman of Independent Sector,
                                                        Washington, D.C. (largest national
                                                        coalition of philanthropic
                                                        organizations); Chairman of the
                                                        American Council for the Arts;
                                                        Director of the Advisory Board of
                                                        Chase Manhattan Bank of Rochester.

                       Delayne Dedrick Gold (64)        Marketing Consultant.                           89

                       Thomas T. Mooney (60)            President of the Greater Rochester              95
                                                        Metro Chamber of Commerce; formerly
                                                        Rochester City Manager; formerly
                                                        Deputy Monroe County Executive;
                                                        Trustee of Center for Governmental
                                                        Research, Inc.; Director of Blue
                                                        Cross of Rochester, Monroe County
                                                        Water Authority and Executive Service
                                                        Corps of Rochester.

                       Stephen P. Munn (60)             Formerly Chief Executive Officer                73
                                                        (1988-2001) and President of Carlisle
                                                        Companies Incorporated.


                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       -------------------------------  -----------------------------
                       Eugene C. Dorsey (75)            Director (since 1996) of
                                                        First Financial Fund, Inc.
                                                        and Director (since 1996) of
                                                        The High Yield Plus Fund,
                                                        Inc.

                       Delayne Dedrick Gold (64)

                       Thomas T. Mooney (60)            Director, President and
                                                        Treasurer (since 1986) of
                                                        First Financial Fund, Inc.
                                                        and Director (since 1988) of
                                                        The High Yield Plus Fund,
                                                        Inc.

                       Stephen P. Munn (60)             Chairman of the Board (since
                                                        January 1994) and Director
                                                        (since 1988) of Carlisle
                                                        Companies Incorporated
                                                        (manufacturer of industrial
                                                        products); Director of
                                                        Gannett Co. Inc. (publishing
                                                        and media).

    22                                                                    23

Prudential California Municipal Fund
California Money Market Series

www.prudential.com      (800) 225-1852

Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office
                                                                                   and Length
                                                            Position                of Time
                       Name, Address** and Age              With Fund              Served***
                       -------------------------------------------------------------------------
                       Richard A. Redeker (59)              Trustee                Since 1993
                       Nancy H. Teeters (72)                Trustee                Since 1984
                       Louis A. Weil, III (61)              Trustee                Since 1996
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       -------------------------------  ------------------------------------------------------------
                       Richard A. Redeker (59)          Formerly Management Consultant of               73
                                                        Invesmart, Inc. (August 2001-October
                                                        2001); formerly employee of PI
                                                        (October 1996-December 1998)

                       Nancy H. Teeters (72)            Economist; formerly Vice President              72
                                                        and Chief Economist of International
                                                        Business Machines Corporation;
                                                        formerly Director of Inland Steel
                                                        Industries (July 1984-1999), formerly
                                                        Governor of The Federal Reserve
                                                        (September 1978-June 1984).

                       Louis A. Weil, III (61)          Formerly Chairman (January 1999-July            73
                                                        2000), President and Chief Executive
                                                        Officer (January 1996-July 2000) and
                                                        Director (since September 1991) of
                                                        Central Newspapers, Inc.; formerly
                                                        Chairman of the Board (January
                                                        1996-July 2000), Publisher and Chief
                                                        Executive Officer (August
                                                        1991-December 1995) of Phoenix
                                                        Newspapers, Inc.

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       -------------------------------       --------------------
                       Richard A. Redeker (59)

                       Nancy H. Teeters (72)

                       Louis A. Weil, III (61)


    24                                                                    25

Prudential California Municipal Fund
California Money Market Series

www.prudential.com      (800) 225-1852

Management of the Fund (Unaudited) Cont'd.

       Interested Trustees

                                                                                 Term of Office
                                                                                   and Length
                                                            Position                of Time
                       Name, Address** and Age              With Fund              Served***
                       -------------------------------------------------------------------------
                       *Robert F. Gunia (55)                Vice President         Since 1996
                                                            and Trustee

                       *David R. Odenath, Jr. (45)          President and          Since 1999
                                                            Trustee
                                                                                                     Number of
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       -------------------------------  ----------------------------------------------------------
                       *Robert F. Gunia (55)            Executive Vice President and Chief              112
                                                        Administrative Officer (since June
                                                        1999) of PI; Executive Vice President
                                                        and Treasurer (since January 1996) of
                                                        PI; President (since April 1999) of
                                                        Prudential Investment Management
                                                        Services LLC (PIMS); Corporate Vice
                                                        President (since September 1997) of
                                                        The Prudential Insurance Company of
                                                        America (Prudential); formerly Senior
                                                        Vice President (March 1987-May 1999)
                                                        of Prudential Securities Incorporated
                                                        (Prudential Securities); formerly
                                                        Chief Administrative Officer (July
                                                        1989-September 1996), Director
                                                        (January 1989-September 1996) and
                                                        Executive Vice President, Treasurer
                                                        and Chief Financial Officer (June
                                                        1987-December 1996) of PMF; Vice
                                                        President and Director (since May
                                                        1992) of Nicholas-Applegate Fund,
                                                        Inc.

                       *David R. Odenath, Jr. (45)      President, Chief Executive Officer              115
                                                        and Chief Operating Officer (since
                                                        June 1999) of PI; Senior Vice
                                                        President (since June 1999) of
                                                        Prudential; formerly Senior Vice
                                                        President (August 1993-May 1999) of
                                                        PaineWebber Group, Inc.

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       -------------------------------  --------------------------------
                       *Robert F. Gunia (55)            Vice President and Director
                                                        (since May 1989) of The Asia
                                                        Pacific Fund, Inc.

                       *David R. Odenath, Jr. (45)

    26                                                                    27

       Prudential California Municipal Fund     California Money Market Series
                                                              www.prudential.com
                                                                          (800)
225-1852
             Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office
                                                                                   and Length
                                                            Position                of Time
                       Name, Address** and Age              With Fund              Served***
                       -------------------------------------------------------------------------
                       *Judy A. Rice (54)                   Vice President         Since 2000
                                                            and Trustee
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       -------------------------------
                       *Judy A. Rice (54)               Executive Vice President (since 1999)           111
                                                        of PI; formerly various positions to
                                                        Senior Vice President (1992-1999) of
                                                        Prudential Securities; and various
                                                        positions to Managing Director
                                                        (1975-1992) of Salomon Smith Barney;
                                                        Member of Board of Governors of the
                                                        Money Management Institute; Member of
                                                        the Prudential Securities Operating
                                                        Council and a Member of the Board of
                                                        Directors for the National
                                                        Association for Variable Annuities.

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       -------------------------------
                       *Judy A. Rice (54)


      Information pertaining to the officers of the Fund who are not Trustees is set forth below.
       Officers

                                                                                 Term of Office
                                                                                   and Length
                                                            Position                of Time
                       Name, Address** and Age              With Fund              Served***
                       -------------------------------------------------------------------------
                       Grace C. Torres (43)                 Treasurer and          Since 1996
                                                            Principal
                                                            Financial and
                                                            Accounting
                                                            Officer

                       Deborah A. Docs (44)                 Secretary              Since 1989

                                                                Principal Occupations
                       Name, Address** and Age                   During Past 5 Years
                       -------------------------------  ------------------------------------
                       Grace C. Torres (43)             Senior Vice President (since January
                                                        2000) of PI; formerly First Vice
                                                        President (December 1996-January
                                                        2000) of PIFM and First Vice
                                                        President (March 1993-1999) of
                                                        Prudential Securities.

                       Deborah A. Docs (44)             Vice President and Corporate Counsel
                                                        (since January 2001) of Prudential;
                                                        Vice President and Assistant
                                                        Secretary (since December 1996) of
                                                        PI.

    28                                                                    29

Prudential California Municipal Fund
California Money Market Series

www.prudential.com      (800) 225-1852

Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office
                                                                                   and Length
                                                            Position                of Time
                       Name, Address** and Age              With Fund              Served***
                       -------------------------------------------------------------------------
                       Marguerite E.H. Morrison (46)        Assistant              Since 2002
                                                            Secretary
                       Maryanne Ryan (38)                   Anti-Money             Since 2002
                                                            Laundering
                                                            Compliance
                                                            Officer

                                                                Principal Occupations
                       Name, Address** and Age                   During Past 5 Years
                       -------------------------------  ----------------------------------------
                       Marguerite E.H. Morrison (46)    Vice President and Chief Legal
                                                        Officer - Mutual Funds and Unit
                                                        Investment Trusts (since August 2000)
                                                        of Prudential; Senior Vice President
                                                        and Assistant Secretary (since
                                                        February 2001) of PI; Vice President
                                                        and Assistant Secretary of PIMS
                                                        (since October 2001), previously Vice
                                                        President and Associate General
                                                        Counsel (December 1996-February 2001)
                                                        of PI and Vice President and
                                                        Associate General Counsel (September
                                                        1987-September 1996) of Prudential
                                                        Securities.

                       Maryanne Ryan (38)               Vice President, Prudential (since
                                                        November 1998); First Vice President,
                                                        Prudential Securities (March 1997-May
                                                        1998).


------------------

    * 'Interested' Trustee, as defined in the 1940 Act, by reason of employment with the Manager, the Subadviser or the Distributor.

   ** Unless otherwise noted, the address of the Trustees and Officers is c/o:
      Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark,
      New Jersey 07102.

  *** There is no set term of office for Trustees and officers. The Independent
      Trustees have adopted a retirement policy, which calls for the retirement of
      Trustees on December 31 of the year in which they reach the age of 75. The table shows the number of years for which they have served as Trustee and/or officer.

 **** This column includes only directorships of companies required to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is,
      'public companies') or other investment companies registered under the 1940 Act.

Additional information about the Fund's Trustees is included in the Fund's Statement of Additional Information which is available without charge, upon request, by calling (800) 225-1852 or (732) 482-7555 (Calling from outside the U.S.)
    30                                                                    31

Prudential California Municipal Fund     California Money Market Series

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS

Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Index Series Fund
     Prudential Stock Index Fund
Prudential Tax-Managed Funds
     Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
     Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
     Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
     Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
     Prudential Financial Services Fund
     Prudential Health Sciences Fund
     Prudential Technology Fund
     Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
     Prudential Global Growth Fund
     Prudential International Value Fund
     Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
     Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
     Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
     California Series
     California Income Series
Prudential Municipal Bond Fund
     High Income Series
     Insured Series
www.prudential.com      (800) 225-1852


Prudential Municipal Series Fund
     Florida Series
     New Jersey Series
     New York Series
     Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
     Liquid Assets Fund
     National Money Market Fund
Prudential Government Securities Trust
     Money Market Series
     U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
     Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
     California Money Market Series
Prudential Municipal Series Fund
     New Jersey Money Market Series
     New York Money Market Series

Tax-Free Money Market Funds
COMMAND Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
COMMAND Government Fund
COMMAND Money Fund
Special Money Market Fund, Inc.*
     Money Market Series


STRATEGIC PARTNERS
MUTUAL FUNDS**

Strategic Partners Asset Allocation Funds
   Strategic Partners Conservative Growth Fund
   Strategic Partners Moderate Growth Fund
   Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
   Strategic Partners
      Large Capitalization Growth Fund
   Strategic Partners
      Large Capitalization Value Fund
   Strategic Partners
      Small Capitalization Growth Fund
   Strategic Partners
      Small Capitalization Value Fund
   Strategic Partners
      International Equity Fund
   Strategic Partners
      Total Return Bond Fund

Strategic Partners Opportunity Funds
   Strategic Partners Focused Growth Fund
   Strategic Partners New Era Growth Fund
   Strategic Partners Focused Value Fund
   Strategic Partners Mid-Cap Value Fund

Special Money Market Fund, Inc.*
     Money Market Series


* This Fund is not a direct purchase money fund and is only an exchangeable money fund.

**Not exchangeable with Prudential mutual funds.

Prudential California Municipal Fund     California Money Market Series

Getting the Most from Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this--they don't read annual and semiannual reports. It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

WE THINK THAT'S A MISTAKE
At Prudential, we've made some changes to our mutual funds report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

PERFORMANCE AT A GLANCE
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in the returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. Please keep in mind that past performance is not indicative of future results.

www.prudential.com      (800) 225-1852

INVESTMENT ADVISER'S REPORT
The portfolio manager, who invests your money for you, reports on successful--and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

PORTFOLIO OF INVESTMENTS
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the "Investment Adviser's Report" section that doesn't appear in this listing, because it was sold before the close of the reporting period.

STATEMENT OF ASSETS AND LIABILITIES
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution--but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

STATEMENT OF OPERATIONS
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here--both realized and unrealized.

Prudential California Municipal Fund     California Money Market Series

Getting the Most from Your Prudential Mutual Fund

STATEMENT OF CHANGES IN NET ASSETS
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

NOTES TO FINANCIAL STATEMENTS
This is the kind of technical material that can intimidate readers, but it does contain useful information. The notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential mutual funds prices securities. The notes also explain who manages and distributes the Fund's shares and, more important, how much they are paid for doing so. Finally, the notes explain how many shares are outstanding and the number issued and redeemed over the period.

FINANCIAL HIGHLIGHTS
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

INDEPENDENT ACCOUNTANT'S REPORT
Once a year, an independent accountant looks over our books and certifies that the financial statements are fairly presented in accordance with generally accepted accounting principles.

TAX INFORMATION
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

www.prudential.com      (800) 225-1852

PERFORMANCE COMPARISON
These charts are included in the annual report and are required by the Securities Exchange Commission. Performance is presented here as the return on a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors cannot invest directly in an index.

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's website at:
www.prudential.com

TRUSTEES
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

OFFICERS
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
Marguerite E.H. Morrison, Assistant Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
Prudential Investment
   Management, Inc.
Gateway Center Two
Newark, NJ 07102

DISTRIBUTOR
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.

Fund Symbols	Nasdaq	CUSIP
		PCLXX	744313503

MF139E	IFS-A074664